1933 Act File No. 33-07404
                                                      1940 Act File No. 811-4760

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   49  .....................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   49   ...................................        X

                               BT INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

Jay S. Neuman, Esquire              Copies to:  Burton M. Leibert, Esq.
Federated Investors Tower                       Willkie Farr & Gallagher
Pittsburgh, Pennsylvania 15222-3779             One Citicorp Center
(Name and Address of Agent for Service)         153 East 53rd Street
      ......                                    New York, New York 10022

It is proposed that this filing will become effective
(check appropriate box)

[x] immediately upon filing pursuant to paragraph (b) [ ] on ..... pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1) [ ] on
(date) pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Cash Management Portfolio, Treasury Money Portfolio, NY Tax Free Money Portfolio, and Tax Free Money Portfolio have also executed this Amendment to the Registration Statement.

                              CROSS-REFERENCE SHEET

      This Amendment to the Registration Statement of BT INVESTMENT FUNDS, which is comprised of seventeen funds, relates only to (1) Cash Management Fund, (2) Treasury Money Fund, (3) NY Tax Free Money Fund, and (4) Tax Free Money Fund, and is comprised of the following:

PART A......INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-4) Cover Page.
Item 2.     Synopsis                      (1-4) Summary of the Funds' Expenses.
Item 3.     Condensed Financial
            Information                   (1-4) Financial Highlights;
                                          (1-4) Performance Information
                                          and Reports.
Item 4.     General Description of
            Registrant.                   (1-4) The Funds; (1-4) Who May Want
                                          to Invest; (1-4) Investment
                                          Objectives and Policies; (1-4) Risk
                                          Factors:  Matching the Funds to Your
                                          Investment Needs.
Item 5.     Management of the Fund        (1-4) Management of the Trust
                                          and Portfolios.
Item 6.     Capital Stock and Other
            Securities                    (1-4) Dividends, Distributions and
                                          Taxes.
Item 7.     Purchase of Securities Being
            Offered                       (1-4) Net Asset Value; (1-4) Purchase
                                          and Redemption of Shares.
Item 8.     Redemption or Repurchase      (1-4) Purchase and Redemption of
                                          Shares.
Item 9.     Legal Proceedings             None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-4) Cover Page.
Item 11.    Table of Contents             (1-4) Table of Contents.
Item 12.    General Information and
            History                       (1-4) Organization of the Trust.
Item 13.    Investment Objectives and
            Policies                      (1-4) Investment Objectives and
                                          Policies.
Item 14.    Management of the Fund        (1-4) Management of the Trust and
                                          Portfolios.
Item 15.    Control Persons and Principal
            Holders of Securities         (1-4) Management of the Trust and
                                          Portfolios,(1-4) Trustee Compensation.
Item 16.    Investment Advisory and Other
            Services                      (1-4) Investment Adviser;
                                          (1-4) Administrator.
Item 17.    Brokerage Allocation          (1-4) Portfolio Transactions and
                                          Brokerage Commissions.
Item 18.    Capital Stock and Other
            Securities                    Not Applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered                       (1-4) Purchase and Redemption
                                          Information.
Item 20.    Tax Status                    (1-4) Taxes.
Item 21.    Underwriters                  Not applicable.
Item 22.    Calculation of Performance
            Data                          (1-4) Performance Information.
Item 23.    Financial Statements..........(1-4)  Incorporated  by reference to the  Registrant's  Annual  Reports
                                          dated  December 31, 1997 (File Nos.
                                          33-07404 and 811-4760).



         - BT INVESTMENT FUNDS -



                              CASH MANAGEMENT FUND

                               TREASURY MONEY FUND

                             NY TAX FREE MONEY FUND

                               TAX FREE MONEY FUND



A family of money market funds each of which seeks high current income to the extent consistent with liquidity and capital preservation.



                                   PROSPECTUS



                                 APRIL 30, 1998



BT Investment Funds (the "Trust") is an open-end management investment company (mutual fund) which consists of a number of separate investment series. Each of the Funds listed above (each, a "Fund" and collectively, the "Funds") is a separate series of BT Investment Funds.



Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Funds that you should know and can refer to in deciding whether a Fund's goals match your own.



   A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. You may request a free copy of the SAI or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling the Funds' Service Agent at 1-800-730-1313. The SAI, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



UNLIKE OTHER MUTUAL FUNDS, EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS ("ASSETS") IN A SEPARATE INVESTMENT COMPANY (A "PORTFOLIO") WITH AN IDENTICAL INVESTMENT OBJECTIVE. THE INVESTMENT PERFORMANCE OF EACH FUND WILL CORRESPOND DIRECTLY TO THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. SEE "SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE" HEREIN.



BANKERS TRUST COMPANY ("BANKERS TRUST") IS THE INVESTMENT ADVISER (THE "ADVISER") OF THE PORTFOLIOS. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST OR ANY OTHER BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE U.S. GOVERNMENT, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. EACH FUND INTENDS TO MAINTAIN A CONSTANT $1.00 PER SHARE NET ASSET VALUE ("NAV"), ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. BECAUSE THE NY TAX FREE MONEY FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.



LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                             EDGEWOOD SERVICES, INC.



          5800 CORPORATE DRIVE - PITTSBURGH, PENNSYLVANIA - 15237-5829

TABLE OF CONTENTS



                                                                            PAGE



The
Funds
   3



Who May Want to
Invest
3



Summary of the Funds' Expenses
                                                                               4



Financial Highlights

5



Investment Objectives and Policies
                                                                               9



Risk Factors: Matching the Funds to Your Investment Needs                  17



Net Asset Value

 18



Purchase and Redemption of Shares                                     18



Dividends, Distributions and Taxes                                    23



Performance Information and
Reports                                    24



Management of the Trust and
Portfolios                                 25

THE FUNDS



     Each Fund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments. See "Risk Factors: Matching the Funds to Your Investment Needs" herein.



   WHO MAY WANT TO INVEST



Each Fund is designed for conservative investors looking for high current income approximating money market rates while remaining conveniently liquid with a stable NAV. While each Portfolio invests in high quality money market securities, you should be aware that your investment is not without risk. All money market instruments, including U.S. government securities and municipal obligations, can change in value when interest rates or an issuer's creditworthiness changes.



The Trust seeks to achieve the investment objectives of the Funds by investing all the Assets of the Funds in the Portfolios. The Portfolios are: Cash Management Portfolio, Treasury Money Portfolio, NY Tax Free Money Portfolio, and Tax Free Money Portfolio, respectively.



Cash Management Portfolio invests in money market instruments, including bank obligations, commercial paper, corporate debt obligations, U.S. government obligations, and repurchase agreements.



Treasury Money Portfolio invests only in (a) direct obligations of the U.S. Treasury, including Treasury bills, notes, and bonds, and (b) repurchase agreements collateralized by such obligations.



Tax Free Money Portfolio invests primarily in obligations issued by states and their authorities, agencies, instrumentalities and political subdivisions which are exempt from federal income taxes ("Municipal Obligations").



   NY Tax Free Money Portfolio invests primarily in Municipal Obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, as well as of certain other governmental issuers which are exempt from New York State and City income taxes.

SUMMARY OF THE FUNDS' EXPENSES



   The following table provides (i) a summary of expenses relating to purchases and sales of shares of Cash Management Fund, Treasury Money Fund, NY Tax Free Money Fund and Tax Free Money Fund and the aggregate annual operating expenses of each Fund and the expenses of the corresponding Portfolio (as defined below), as a percentage of average net assets of that Fund and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in each Fund. THE TRUSTEES OF THE TRUST BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF EACH FUND AND THE CORRESPONDING PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF EACH FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE CORRESPONDING PORTFOLIO.




   ANNUAL OPERATING EXPENSES

(as a percentage of the average daily net assets of the Funds)



                               Cash         Treasury   NY Tax Free   Tax Free

                         Management Fund   Money Fund  Money Fund  Money Fund



Investment advisory fee             0.14%        0.15%        0.14%       0.14%



12b-1 fees                          None         None         None        None



Other expenses

  (after reimbursements or waivers) 0.61%        0.60%        0.61%       0.61%



Total operating expenses

  (after reimbursements or waivers) 0.75%        0.75%        0.75%       0.75%


EXAMPLE                  1 Year     3 Years    5 Years   10 Years



You would pay the following

expenses on a $1,000 investment,

assuming (1) 5% annual return

and (2) redemption at the end

of each time period         $8         $24         $42         $93



   The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of each of the Funds. The expense table and the example reflect voluntary undertakings by Bankers Trust to waive or reimburse expenses such that the total operating expenses of each Fund will not exceed 0.75% of each Fund's average net assets annually. In the absence of these undertakings, for the fiscal year ended December 31, 1997, the total operating expenses would be equal to the following approximate percentages of the Funds' average daily net assets: 0.70% for Cash Management Fund, 0.77% for Treasury Money Fund, 0.81% for NY Tax Free Money Fund and 0.82% for Tax Free Money Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.



The Funds are distributed by Edgewood Services, Inc. ("Edgewood" or the "Distributor") to customers of Bankers Trust or to customers of another bank or a dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a "Service Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Funds and may charge their customers a direct fee for their services, including transaction fees on purchases and redemptions of Fund shares. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.



For more information with respect to the expenses of the Funds and Portfolios see "Management of the Trust and Portfolios" herein.

FINANCIAL HIGHLIGHTS



The following tables show selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each Fund for the periods indicated and have been audited by Coopers & Lybrand L.L.P., the Funds' independent accountants, whose reports thereon appear in the Funds' Annual Reports which are incorporated by reference.



                                                   CASH MANAGEMENT



                                             FOR THE YEARS ENDED DECEMBER 31,



                                    1997     1996     1995     1994     1993

PER SHARE OPERATING PERFORMANCE:

Net Asset Value, Beginning of Year  $1.00    $1.00    $1.00    $1.00    $1.00



INCOME FROM INVESTMENT OPERATIONS

      Net Investment Income         0.05     0.05     0.05     0.04     0.03

      Net Realized Gain (Loss) from

      Investment Transactions       (0.00)+  0.00+    0.00+    (0.01)   (0.00)+



Total from Investment Operations    0.05     0.05     0.05     0.03     0.03



CONTRIBUTIONS OF CAPITAL            -        0.00+    -        0.01     -



DISTRIBUTIONS TO SHAREHOLDERS



      Net Investment Income         (0.05)   (0.05)   (0.05)   (0.04)   (0.03)



      Net Realized Gain from

      Investment Transactions       -        -        -        -        (0.00)+



TOTAL DISTRIBUTIONS                 (0.05)   (0.05)   (0.05)   (0.04)   (0.03)



NET ASSET VALUE, END OF YEAR        $1.00    $1.00    $1.00    $1.00    $1.00



TOTAL INVESTMENT RETURN             4.98%    4.82%++  5.35%    3.67%++  2.54%



SUPPLEMENTAL DATA AND RATIOS:



Net Assets, End of Year (000s omitted) $138,423 $118,969 $135,998 $159,172
$76,578



      Ratios to Average Net Assets:

      Net Investment Income         4.88%    4.72%    5.22%    3.70%    2.51%

      Expenses, including expenses of the

      Cash Management Portfolio     0.75%    0.75%    0.74%    0.73%    0.75%

      Decrease Reflected in Above Expense
      Ration Due to Absorption of  Expenses
      by Bankers Trust              0.03%    0.03%    0.02%    0.08%    0.05%



                                                   CASH MANAGEMENT



                               FOR THE PERIOD FROM

                                 OCTOBER 5, 1988

                                (COMMENCEMENT OF

                FOR THE YEARS ENDED DECEMBER 31, OPERATIONS) TO

                            1992    1991   1990    1989   DECEMBER 31, 1988



PER SHARE OPERATING PERFORMANCE:

Net Asset Value, Beginning of Year  $1.00    $1.00    $1.00    $1.00    $1.00



INCOME FROM INVESTMENT OPERATIONS

      Net Investment Income         0.03     0.06     0.08     0.09     0.02

      Net Realized Gain (Loss) from

      Investment Transactions       0.00+    0.00+    -        -        -



Total from Investment Operations    0.03     0.06     0.08     0.09     0.02



CONTRIBUTIONS OF CAPITAL            -        -        -        -        -



DISTRIBUTIONS TO SHAREHOLDERS



      Net Investment Income         (0.03)   (0.06)   (0.08)   (0.09)   (0.02)



      Net Realized Gain from

      Investment Transactions       (0.00)+  (0.00)+  -        -        -



TOTAL DISTRIBUTIONS                 (0.03)   (0.06)   (0.08)   (0.09)   (0.02)



NET ASSET VALUE, END OF YEAR        $1.00    $1.00    $1.00    $1.00    $1.00



TOTAL INVESTMENT RETURN             3.05%    5.68%    7.85%    8.85%    8.13%*



SUPPLEMENTAL DATA AND RATIOS:



      Net Assets, End of Year (000s omitted) $99,649  $127,164 $101,892
 $90,947     $30,024



      Ratios to Average Net Assets:

      Net Investment Income         3.04%    5.53%    7.58%    8.49%    7.80%*

      Expenses, including expenses of the

      Cash Management Portfolio     0.75%    0.75%    0.75%    0.75%1   0.75%*

      Decrease Reflected in Above Expense
      Ration Due to Absorption of  Expenses
      by Bankers Trust              0.04%    0.03%    0.11%1   0.08%    0.36%1



*Annualized.



+Less than $0.01 per share.



++Increased by approximately 0.08% and 0.96% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.



1For the periods, ratio did not include any Cash Management Portfolio expenses or any voluntary absorption of the Portfolio's expenses by Bankers Trust, since the Fund did not begin investing its Assets in the Cash Management Portfolio until July 23, 1990.



Further information about the Fund's performance is contained in the Fund's Annual Report, dated December 31, 19976, which can be obtained free of charge.



                                                   NY TAX FREE MONEY



                                             FOR THE YEARS ENDED DECEMBER 31,



                                    1997     1996     1995     1994     1993



PER SHARE OPERATING PERFORMANCE:

Net Asset Value, Beginning of Year  $1.00    $1.00    $1.00    $1.00    $1.00



INCOME FROM INVESTMENT OPERATIONS

      Net Investment Income         0.03     0.03     0.03     0.02     0.02

      Net Realized Loss from

      Investment Transactions       (0.00)+  (0.00)+  (0.00)+  (0.00)   (0.00)+



Total from Investment Operations    0.03     0.03     0.03     0.02     0.02



DISTRIBUTIONS TO SHAREHOLDERS



      Net Investment Income         (0.03)   (0.03)   (0.03)   (0.02)   (0.02)



NET ASSET VALUE, END OF YEAR        $1.00    $1.00    $1.00    $1.00    $1.00



TOTAL INVESTMENT RETURN             2.86%    2.68%    3.12%    2.11%    1.68%



SUPPLEMENTAL DATA AND RATIOS:



      Net Assets, End of Year (000s omitted) $85,364  $75,858  $70,765  $79,101
     $103,938



      Ratios to Average Net Assets:

      Net Investment Income         2.83%    2.64%    3.07%    2.05%    1.66%

      Expenses, including expenses of the

      NY Tax Free Money Portfolio   0.75%    0.75%    0.75%    0.75%    0.75%

      Decrease Reflected in Above Expense
      Ration Due to Absorption of  Expenses
      by Bankers Trust              0.06%    0.09%    0.07%    0.08%    0.06%



                                                   NY TAX FREE MONEY



                               FOR THE PERIOD FROM

                                 OCTOBER 5, 1988

                                (COMMENCEMENT OF

                 FOR THE YEARS ENDED DECEMBER 31, OPERATIONS) TO

                             1992    1991   1990    1989   DECEMBER 31, 1988



PER SHARE OPERATING PERFORMANCE:

Net Asset Value, Beginning of Year  $1.00    $1.00    $1.00    $1.00    $1.00



INCOME FROM INVESTMENT OPERATIONS

      Net Investment Income         0.02     0.04     0.05     0.05     0.01

      Net Realized Loss from

      Investment Transactions       (0.00)+  (0.00)+  -        -        -



Total from Investment Operations    0.02     0.04     0.05     0.05     0.01



DISTRIBUTIONS TO SHAREHOLDERS



      Net Investment Income         (0.02)   (0.04)   (0.05)   (0.05)   (0.01)



NET ASSET VALUE, END OF YEAR        $1.00    $1.00    $1.00    $1.00    $1.00



TOTAL INVESTMENT RETURN             2.38%    4.07%    5.17%    5.36%    4.73%*



SUPPLEMENTAL DATA AND RATIOS:



      Net Assets, End of Year (000s omitted) $101,196 $98,905  $70,122  $63,315
     $7,553



      Ratios to Average Net Assets:

      Net Investment Income         2.38%    4.00%    5.06%    5.21%    4.70%*

      Expenses, including expenses of the

      NY Tax Free Money Portfolio   0.75%    0.75%    0.75%1   0.66%1   0.75%1

      Decrease Reflected in Above Expense
      Ration Due to Absorption of  Expenses
      by Bankers Trust              0.05%    0.03%    0.3%1    0.30%    1.46%1



*Annualized.



+Less than $0.01 per share.



1For the periods, ratio did not include any NY Tax Free Money Portfolio expenses or any voluntary absorption of the Portfolio's expenses by Bankers Trust, since the Fund did not begin investing its Assets in the NY Tax Free Money Portfolio until February 19, 1991.



Further information about the Fund's performance is contained in the Fund's Annual Report dated December 31, 1997, which can be obtained free of charge.



                                                   TAX FREE MONEY



                                             FOR THE YEARS ENDED DECEMBER 31,



                                    1997     1996     1995     1994     1993



PER SHARE OPERATING PERFORMANCE:

Net Asset Value, Beginning of Year  $1.00    $1.00    $1.00    $1.00    $1.00



INCOME FROM INVESTMENT OPERATIONS

      Net Investment Income         0.03     0.03     0.03     0.02     0.02

      Net Realized Gain (Loss) from

      Investment Transactions       (0.00)+  (0.00)+  (0.00)+  0.00+    0.00+



Total from Investment Operations    0.03     0.03     0.03     0.02     0.02



DISTRIBUTIONS TO SHAREHOLDERS



      Net Investment Income         (0.03)   (0.03)   (0.03)   (0.02)   (0.02)



      Net Realized Gain from

      Investment Transactions       -        -        -        (0.00)+  -



TOTAL DISTRIBUTIONS                 (0.03)   (0.03)   (0.03)   (0.02)   (0.02)



NET ASSET VALUE, END OF YEAR        $1.00    $1.00    $1.00    $1.00    $1.00



TOTAL INVESTMENT RETURN             2.94%    2.84%    3.34%    2.27%    1.97%



SUPPLEMENTAL DATA AND RATIOS:



      Net Assets, End of Year (000s omitted) $150,483 $117,972 $119,993
$110,043    $111,285



      Ratios to Average Net Assets:

      Net Investment Income         2.90%    2.80%    3.28%    2.21%    1.95%

      Expenses, including expenses of the

      Tax Free Money Portfolio      0.75%    0.75%    0.75%    0.75%    0.75%

      Decrease Reflected in Above Expense
      Ration Due to Absorption of  Expenses
      by Bankers Trust              0.05%    0.07%    0.07%    0.08%    0.05%



                                                   TAX FREE MONEY



                               FOR THE PERIOD FROM

                                  JUNE 10, 1987

                                (COMMENCEMENT OF

                 FOR THE YEARS ENDED DECEMBER 31, OPERATIONS) TO

                         1992   1991    1990   1989    1988  DECEMBER 31, 1987



PER SHARE OPERATING PERFORMANCE:

Net Asset Value, Beginning of Year   $1.00   $1.00  $1.00   $1.00  $1.00 $1.00



INCOME FROM INVESTMENT OPERATIONS

      Net Investment Income     0.03   0.04    0.05   0.06    0.05   0.03

      Net Realized Gain (Loss) from

      Investment Transactions   (0.00)+(0.00)+ -      -       -      -



Total from Investment Operations       0.03    0.04   0.05    0.06   0.05 0.03



DISTRIBUTIONS TO SHAREHOLDERS



      Net Investment Income     (0.03) (0.04)  (0.05) (0.06)  (0.05) (0.03)



      Net Realized Gain from

      Investment Transactions   -      -       -      -       -      -



NET ASSET VALUE, END OF YEAR    $1.00  $1.00   $1.00  $1.00   $1.00  $1.00



TOTAL INVESTMENT RETURN         2.69%  4.29%   5.59%  5.98%   4.91%  4.60%*



SUPPLEMENTAL DATA AND RATIOS:



      Net Assets, End of Year
      (000s omitted)       $51,473 $143,559  $142,199 $194,983 $40,194 $20,768



      Ratios to Average Net Assets:

      Net Investment Income     2.66%  4.20%   5.45%  5.77%   4.89%  4.54%*

      Expenses, including expenses of the

      Tax Free Money Portfolio  0.75%  0.75%   0.75%1 0.75%1  0.66%1 0.50%*1

      Decrease Reflected in Above Expense
      Ration Due to Absorption of  Expenses
      by Bankers Trust          0.05%  0.03%   0.04%1 0.17%1  0.75%1 1.50%*1



*Annualized.



+Less than $0.01 per share.



1For the periods, ratio did not include any Tax Free Money Portfolio expenses or any voluntary absorption of the Portfolio's expenses by Bankers Trust, since the Fund did not begin investing its Assets in the Tax Free Money Portfolio until February 19, 1991.



Further information about the Fund's performance is contained in the Fund's Annual Report dated December 31, 1997, which can be obtained free of charge.



                                                   TREASURY MONEY



                                             FOR THE YEARS ENDED DECEMBER 31,



                                    1997     1996     1995     1994     1993



PER SHARE OPERATING PERFORMANCE:

Net Asset Value, Beginning of Year  $1.00    $1.00    $1.00    $1.00    $1.00



INCOME FROM INVESTMENT OPERATIONS

      Net Investment Income         0.05     0.05     0.05     0.03     0.02

      Net Realized Gain (Loss) from

      Investment Transactions       (0.00)+  0.00+    0.00+    (0.00)+  0.00+



Total from Investment Operations    0.05     0.05     0.05     0.03     0.02



DISTRIBUTIONS TO SHAREHOLDERS



      Net Investment Income         (0.05)   (0.05)   (0.05)   (0.03)   (0.02)



      Net Realized Gain from

      Investment Transactions       -        -        (0.00)+  -        (0.00)+



TOTAL DISTRIBUTIONS                 (0.05)   (0.05)   (0.05)   (0.03)   (0.02)



NET ASSET VALUE, END OF YEAR        $1.00    $1.00    $1.00    $1.00    $1.00



TOTAL INVESTMENT RETURN             4.86%    4.71%    5.19%    3.40%    2.43%


SUPPLEMENTAL DATA AND RATIOS:



      Net Assets, End of Year (000s omitted) $268,274 $554,716 $615,084
$696,915    $643,145



      Ratios to Average Net Assets:

      Net Investment Income         4.74%    4.61%    5.06%    3.36%    2.39%

      Expenses, including expenses of the

      Treasury Money Portfolio      0.75%    0.75%    0.75%    0.75%    0.75%

      Decrease Reflected in Above Expense
      Ration Due to Absorption of  Expenses
      by Bankers Trust              0.02%    0.01%    0.02%    0.02%    0.01%



                                                   TREASURY MONEY



                               FOR THE PERIOD FROM

                                 OCTOBER 5, 1988

                                (COMMENCEMENT OF

                 FOR THE YEARS ENDED DECEMBER 31, OPERATIONS) TO

                             1992    1991   1990    1989   DECEMBER 31, 1988



PER SHARE OPERATING PERFORMANCE:

Net Asset Value, Beginning of Year  $1.00    $1.00    $1.00    $1.00    $1.00



INCOME FROM INVESTMENT OPERATIONS

      Net Investment Income         0.03     0.05     0.07     0.08     0.01

      Net Realized Gain (Loss) from

      Investment Transactions       0.00+    0.00+    0.00+    -        -



Total from Investment Operations    0.03     0.05     0.07     0.08     0.01



DISTRIBUTIONS TO SHAREHOLDERS



      Net Investment Income         (0.03)   (0.05)   (0.07)   (0.08)   (0.01)



      Net Realized Gain from
      Investment Transactions       (0.00)+  (0.00)+  (0.00)+  -        -



Total Distributions                 (0.03)   (0.05)   (0.07)   (0.08)   (0.01)



NET ASSET VALUE, END OF YEAR        $1.00    $1.00    $1.00    $1.00    $1.00



TOTAL INVESTMENT RETURN             3.10%    5.30%    7.61%    8.55%    8.15%*



SUPPLEMENTAL DATA AND RATIOS:



      Net Assets, End of Year (000s omitted)
                     $1,302,365        $539,260 $473,913    $337,391    $5,566



      Ratios to Average Net Assets:

      Net Investment Income         2.90%    5.11%    7.30%    8.06%    7.77%*

      Expenses, including expenses of the

      Treasury Money Portfolio      0.75%    0.75%    0.75%    0.75%1   0.75%*1

      Decrease Reflected in Above Expense
      Ration Due to Absorption of  Expenses
      by Bankers Trust              0.05%    0.00%    0.01%1   0.12%1   1.53%*1



*Annualized.



+Less than $0.01 per share.



1For the periods, ratio did not include any Treasury Money Portfolio expenses or any voluntary absorption of the Portfolio's expenses by Bankers Trust, since the Fund did not begin investing its Assets in the Treasury Money Portfolio until July 23, 1990.



Further information about the Fund's performance is contained in the Fund's Annual Report dated December 31, 1997, which can be obtained free of charge.

INVESTMENT OBJECTIVES AND POLICIES



Each Fund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments. The Funds offer investors a convenient means of diversifying their holdings of short-term securities while relieving those investors of the administrative burdens typically associated with purchasing and holding these instruments, such as coordinating maturities and reinvestments, providing for safekeeping and maintaining detailed records. High quality short-term instruments may result in a lower yield than instruments with a lower quality or longer term.



The Trust seeks to achieve the investment objective of each Fund by investing all the Assets of the Fund in the corresponding Portfolio, each of which has the same investment objective as the corresponding Fund. There can be no assurances that the investment objective of either the Funds or the Portfolios will be achieved. The investment objective of each Fund and each Portfolio is a fundamental policy and may not be changed without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning Master-Feeder Fund Structure" herein. Since the investment characteristics of the Funds will correspond directly to those of the Portfolios, the following is a discussion of the various investments and investment policies of the Portfolios. Additional information about the investment policies of the Portfolios appears in the SAI.



CASH MANAGEMENT PORTFOLIO



   The Portfolio, in pursuing its investment objective, will comply with Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940 (the "1940 Act"). Thus, descriptions of investment techniques and portfolio instruments are qualified by the provisions and limitations of Rule 2a-7.



The Portfolio will attempt to achieve its investment objectives by investing in the following money market instruments:



OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS. The Portfolio may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Portfolio may invest include, but are not limited to, certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.



If Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign financial institutions, including banks. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. financial institutions, including banks, because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, differing reserve requirements, reporting and recordkeeping requirements and accounting standards, possible seizure or nationalization of deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on financial institution obligations. Under normal market conditions, the Portfolio will invest more than 25% of its assets in the bank and other financial institution obligations described above. The Portfolio's concentration of its investments in the obligations of banks and other financial institutions will cause the Portfolio to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.



COMMERCIAL PAPER. The Portfolio may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper when purchased by the Portfolio must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Any commercial paper issued by a foreign entity corporation and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks.



VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances. (See "Quality and Maturity of the Fund's Securities" herein.)



     U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in obligations issued or guaranteed by the U.S. Treasury or by agencies or instrumentalities of the U.S. government ("U.S. Government Obligations"). Obligations of certain agencies and instrumentalities of the U.S. government, such as short-term obligations of the Government National Mortgage Association, are supported by the "full faith and credit" of the U.S. government; others, such as those of the Export-Import Bank of the U.S., are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.



OTHER DEBT OBLIGATIONS. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security.



ASSET-BACKED SECURITIES. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities provide periodic payments that generally consist of both interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with banks and governmental securities dealers approved by the Portfolio's Board of Trustees. Under the terms of a typical repurchase agreement, the Portfolio would acquire U.S. Government Obligations (or any other securities permitted by Rule 2a-7) regardless of maturity any remaining maturity for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateralized securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights. Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level.



REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement the Portfolio agrees to sell portfolio securities to financial institutions such as banks and broker- dealers and to repurchase them at a mutually agreed date and price. At the time the Portfolio enters into a reverse repurchase agreement it will earmark cash, U.S. Government Obligations or other high grade, liquid debt instruments having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio for purposes of the limitations described in "Additional Investment Limitations" below and in the SAI. The Portfolio may only enter into reverse repurchase agreements for temporary purposes to satisfy redemptions and not for leverage.



WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, the Portfolio may purchase securities on a when-issued or delayed delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Portfolio will enter into when-issued or delayed delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event.



Securities purchased on a when-issued or delayed delivery basis may expose the Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. The Portfolio does not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a when-issued or delayed delivery basis, the Portfolio will earmark cash, U.S. Government Obligations or other liquid debt instruments in an amount at least equal to the when-issued or delayed delivery commitment.



INVESTMENT IN OTHER INVESTMENT COMPANIES. In accordance with applicable law, the Portfolio may invest its assets in other money market funds with comparable investment objectives. In general, the Portfolio may not (1) purchase more than 3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more that 10% of its assets in other money market funds.



ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in securities which are illiquid or otherwise not readily marketable (such securities may include securities which are subject to legal or contractual restrictions on resale and repurchase agreements with maturities over seven days). If a security becomes illiquid after purchase by the Portfolio, the Portfolio will normally sell the security as soon as is reasonably practicable unless if to do so would not be in the best interests of shareholders.

CREDIT ENHANCEMENT. Certain of the Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and effect the Portfolio's share price. Subject to the diversification limits contained in Rule 2a-7. the Portfolio may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.



   SECURITIES LENDING. The Portfolio is permitted to lend up to 33 1/3% of the total value of its securities. These loans must be secured continuously by cash or securities issued or guaranteed by the United States government, its agencies or instrumentalities or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio may increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery should the borrower fail financially and possible loss of the collateral. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.



TREASURY MONEY PORTFOLIO



The Treasury Money Portfolio will attempt to achieve its investment objectives by investing only in (a) direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and (b) repurchase agreements collateralized by such obligations. Information about the repurchase agreements in which the Portfolio may invest appears under the caption "Cash Management Portfolio -- Repurchase Agreements." While obligations of the U.S. Treasury are guaranteed by the U.S. government as to the timely payment of principal and interest, the market value of such obligations is not guaranteed and may rise and fall in response to changes in interest rates. The shares of the Treasury Money Fund and the interests in the Treasury Money Portfolio are not guaranteed or insured by the U.S. government.



   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, the Portfolio may purchase securities on a when-issued or delayed delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Portfolio will enter into when-issued or delayed delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event.



Securities purchased on a when-issued or delayed delivery basis may expose the Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. The Portfolio does not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a when-issued or delayed delivery basis, the Portfolio will earmark cash, U.S. Government Obligations or other liquid debt instruments in an amount at least equal to the when-issued or delayed delivery commitment.



NY TAX FREE MONEY PORTFOLIO AND TAX FREE MONEY PORTFOLIO



     NY TAX FREE MONEY PORTFOLIO. The NY Tax Free Money Portfolio will attempt to achieve its investment objectives by investing, under normal market conditions, no less than 80% of its net assets in Municipal Obligations and no less than 65% of its net assets in Municipal Obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, as well as of certain other governmental issuers, such as Puerto Rico, which are exempt from New York State and City income taxes ("New York Municipal Obligations"). While the Portfolio is authorized to invest up to 20% of its net assets in taxable securities, it is anticipated that ordinarily the Portfolio's assets will be substantially invested in New York Municipal Obligations. Dividends paid by the Portfolio that are derived from interest attributable to New York Municipal Obligations will be excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes. Dividends derived from interest on Municipal Obligations other than New York Municipal Obligations will be exempt from Federal income tax, but will be subject to New York State and New York City income taxes.



   The NY Tax Free Money Portfolio is classified as a "non-diversified" investment company under the 1940 Act, which means that the Portfolio is not limited in the proportion of its assets that it may invest in obligations of a single issuer. However, Rule 2a-7 under the 1940 Act does contain, in addition to other requirements for money market funds, certain diversification requirements with which the Portfolio intends to comply. Additionally, the Portfolio intends to conduct its operations so that each of its investors may qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve each investor of any liability for federal income tax to the extent its earnings are distributed to its shareholders. To permit such qualification, among other requirements, the NY Tax Free Money Portfolio will limit its investments so that, at the close of each quarter of the taxable year: (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer; and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. The NY Tax Free Money Portfolio's assumption of large positions in the obligations of a small number of issuers may cause the Portfolio's yield to fluctuate to a greater extent than that of a diversified company, such as the Tax Free Money Portfolio, as a result of changes in the financial condition or in the market's assessment of the issuers. In addition, the NY Tax Free Money Portfolio's concentration in New York Municipal Obligations may entail a greater level of risk than other types of money market funds.



The Tax Free Money Portfolio and the NY Tax Free Money Portfolio may invest in securities of other investment companies that invest in high quality, short-term securities in which the Portfolio could itself invest and that determine their NAV per share based on the amortized cost method, provided that the investments are within the limits prescribed by the 1940 Act. Under the 1940 Act, the Portfolio may not invest in securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, if: (i) more than 10% of the market value of the Portfolio's total assets would be invested in securities of other investment companies; (ii) more than 5% of the market value of the Portfolio's total assets would be invested in the securities of any one investment company; or (iii) the Portfolio would own more than 3% of any other investment company's voting securities. The Portfolio will not invest in any investment company which is, or the investment adviser of which is, an "affiliated person" under the 1940 Act of the Portfolio or the Trust.



TAX FREE MONEY PORTFOLIO. The Tax Free Money Portfolio will attempt to achieve its investment objectives by investing, under normal market conditions, no less than 80% of its net assets in Municipal Obligations. While the Tax Free Money Portfolio is authorized to invest up to 20% of its net assets in taxable securities, it is anticipated that ordinarily the Portfolio's assets will be substantially invested in Municipal Obligations. Although not a policy of the Tax Free Money Portfolio, the Portfolio generally intends to invest no more than 25% of its assets in Municipal Obligations of issuers in any one state, territory or possession of the United States.



SPECIAL CONSIDERATIONS AFFECTING THE NY TAX FREE MONEY PORTFOLIO AND THE FUND



   The Portfolio's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.



     Other considerations affecting the Portfolio's investments in New York Municipal Obligations are summarized in the SAI.



   MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obligations consist of "notes" and "bonds." Municipal Obligations are further classified as "general obligation" and "revenue" issues and the securities held by the Portfolios may include "moral obligation" issues, which are normally issued by special purpose authorities. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. The Portfolios may invest in "private activity" bonds, described below, which as a general rule will be revenue bonds and, accordingly, are not payable from the unrestricted revenues of the issuer. Among other instruments, the Portfolios may purchase tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. These notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The NY Tax Free Money Portfolio and the Tax Free Money Portfolio may also acquire participations in privately negotiated loans to municipal borrowers. The types, forms and offerings of Municipal Obligations are continually changing, and the Portfolios could invest in instruments that may be developed and offered in the market place in the future, provided they meet the Portfolios' investment quality and federal income tax criteria. These new instruments will be described in the Funds' then current prospectus prior to an investment by a Portfolio. A more detailed discussion of the categories of Municipal Obligations is contained in the SAI.



Interest income on certain types of private activity bonds issued after August 7, 1986 to finance nongovernmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders of the Funds may be subject to a federal alternative minimum tax to the extent the Portfolios' income is derived from interest on these bonds. Accordingly, these private activity bonds are not included in the term "Municipal Obligations" for purposes of determining compliance with the 80% test described under "Additional Investment Limitations" below. However, while up to 20% of the Portfolios' net assets may be invested in these private activity bonds, it is anticipated that they will ordinarily not constitute a significant portion of the securities held by each Portfolio. Dividends paid by the Funds which are derived from interest income on Municipal Obligations are a "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax.



Certain Municipal Obligations bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. Certain of these obligations may carry a demand feature that permits the Portfolios to tender them back to the issuer or remarketing agent at par value prior to maturity. The Portfolios may invest in floating rate and variable rate obligations carrying stated maturities in excess of one year at the date of purchase by the Portfolios if the obligations carry demand features that comply with conditions established by the SEC or its staff. Each Portfolio will limit its purchases of floating rate and variable rate Municipal Obligations to those meeting the quality standards set forth below. Frequently these obligations are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must also be equivalent to the quality standards set forth below, as determined by Bankers Trust under the supervision of the Boards of Trustees of the Portfolios.



   The Portfolios may invest in the following Municipal Obligations: (i) notes rated MIG-1 or VMIG-1 by Moody's Investors Service, Inc. ("Moody's) or SP-1 or higher by Standard & Poor's ("S&P") (or an equivalent rating by another NRSRO or which are considered to be of comparable quality by Bankers Trust pursuant to guidelines established and maintained in good faith by the Board of Trustees of the respective Portfolio; (ii) other Municipal Obligations issued by issuers with municipal notes outstanding that are comparable in priority and security to the Municipal Obligations to be purchased where such comparable municipal notes have received short-term ratings meeting the rating criteria described above, or
(iii) where there are no outstanding rated municipal notes of the issuer which are comparable in priority and security to the Municipal Obligations to be purchased, the Portfolios may purchase such Municipal Obligations if (a) they are unrated and, at the time of issuance, had a maturity of 397 days or less, or
(b) such Municipal Obligations have not received short-term ratings but have received long-term ratings from NRSRO's, and all of such long-term ratings are in the three highest long-term rating categories. The NY Tax Free Money Portfolio may also invest in municipal notes rated MIG-2 or VMIG-2 by Moody's or SP-2 by S&P when Bankers Trust deems it advisable, but such holdings will be limited by Rule 2a-7. A description of the ratings set for above is provided in the Appendix to the SAI.



The Portfolios may invest in Municipal Obligations the income on which may be derived from economically related projects or projects of a similar type. To the extent that a Portfolio's assets are concentrated in Municipal Obligations payable from revenues on economically related projects and facilities, or issued by issuers in particular states, the Portfolio will be subject to the particular risks presented by those projects, facilities or states to a greater extent than it would be if the Portfolio's assets were not so concentrated. In addition, the Portfolios may invest in private activity bonds the interest on which is not subject to an alternative minimum tax, as described above, and may invest without limitation in Municipal Obligations backed by letters of credit or guarantees issued by banks or other financial institutions.



TAXABLE INVESTMENTS. When, in the opinion of Bankers Trust, adverse market conditions exist for Municipal Obligations or New York Municipal Obligations and a "defensive" investment posture is warranted, each Portfolio may temporarily invest more than 20% of its total assets in "Taxable Investments," which are money market instruments having maturity and quality characteristics comparable to those discussed above for Municipal Obligations, but that produce interest that is not exempt from federal income taxation; furthermore, the NY Tax Free Money Portfolio may temporarily invest more than 35% of its total assets in instruments that produce income excluded from gross income for federal income tax purposes but subject to New York State and New York City personal income taxation. Periods when a defensive posture is warranted include those periods when the NY Tax Free Money Portfolio's monies available for investment exceed the New York Municipal Obligations available for purchase that meet the Portfolio's rating, maturity and other investment criteria. Each Portfolio may invest in Taxable Investments pending the investment of proceeds from sales of shares or portfolio securities into Municipal Obligations or in anticipation of redemptions. Each Portfolio also has the right to hold cash reserves as it deems necessary for temporary defensive purposes. While each Portfolio is authorized to invest up to 20% of its net assets under normal market conditions in Taxable Investments, it is anticipated that they will not ordinarily constitute a significant portion of either Portfolio's investments.



   Taxable Investments will be limited to: (i) U.S. government securities; (ii) commercial paper and certificates of deposit, bankers' acceptances and short-term obligations of foreign and domestic banks with total assets of $1 billion or more, in each case rated Prime-1 by Moody's or A-1 or higher by S&P, or, if not rated, believed to be of equivalent investment quality by Bankers Trust acting under the supervision of the Board of Trustees; (iii) short-term corporate debt obligations of issuers which have commercial paper outstanding meeting the rating requirements described herein or, if such commercial paper is unrated, or if no such commercial paper is outstanding, the issuers of which have outstanding debt rated at least Aa by Moody's or AA by S&P; and (iv) repurchase agreements with an underlying security that would otherwise qualify for investment by the Portfolio. Taxable Investments are described in more detail under the caption "Cash Management Portfolio" herein.



ADDITIONAL INVESTMENT TECHNIQUES



   The Cash Management Portfolio and the Treasury Money Portfolio may each enter into reverse repurchase agreements and lend securities held by it to brokers, dealers and other financial organizations. Loans of securities by a Portfolio, if and when made, may not exceed 20% of the Portfolio's total assets and will be collateralized by cash, letters of credit or U.S. Government Obligations that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Tax Free Money Portfolio and the NY Tax Free Money Portfolio may also enter into reverse repurchase agreements and purchase participation interests and standby commitments. See "Investment Objectives and Policies" in the SAI for a more detailed description of reverse repurchase agreements, participation interests and standby commitments.



QUALITY AND MATURITY OF THE PORTFOLIO'S SECURITIES



   Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two NRSROs (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by Bankers Trust, under the supervision of the respective Portfolio's Board of Trustees, to be of comparable quality. Currently, there are five rating agencies which have been designated by the SEC as an NRSRO. These organizations and their highest short-term rating category (which may also be modified by a "+") are:
Duff and Phelps Credit Rating Co., D-1; Fitch IBCA, Inc. F1; Moody's Investors Service Inc., Prime-1; Standard & Poor's, A-1; and Thomson BankWatch, Inc., T-1. A description of such ratings is provided in the Appendix to the SAI. Bankers Trust, acting under the supervision of and procedures adopted by the Board of Trustees of each Portfolio, will also determine that all securities purchased by a Portfolio present minimal credit risks. Bankers Trust will cause a Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of that Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

ADDITIONAL INVESTMENT LIMITATIONS



   Each Fund's and Portfolio's investment objectives, together with the investment restrictions described in this paragraph and the SAI, except as noted, are "fundamental policies," which means that they may not be changed without the approval of the holders of each Fund's and each Portfolio's outstanding voting securities. The Funds have the same investment restrictions as the Portfolios, except that each Fund may invest all of its Assets in another open-end investment company with the same investment objectives, such as the corresponding Portfolio. The Tax Free Money Portfolio and the NY Tax Free Money Portfolio will invest at least 80% of their respective net assets in tax-exempt Municipal Obligations under normal market conditions. Each Portfolio may not invest more than 25% of its total assets in the securities of issuers in any single industry, (excluding U.S. Government Obligations and repurchase agreements collateralized by U.S. Government Obligations), except that, under normal market conditions, more than 25% of the total assets of the Cash Management Portfolio will be invested in obligations of banks and other financial institutions. As an operating policy, the Cash Management Portfolio and the Treasury Money Portfolio may not invest more than 5% of their respective total assets in the obligations of any one issuer except: (1) as may be permitted by Rule 2a-7; and (2) for U.S. Government Obligations and repurchase agreements collaterlized fully thereby, which may be purchased without limitation. The same is true with respect to 75% of the assets of the Tax Free Money Portfolio. This restriction, however, shall not preclude the purchase by the Tax Free Money Portfolio of issues backed by letters of credit or guarantees of banks or other financial institutions, even though any such bank or financial institution provides a letter of credit or guarantee with respect to securities that in the aggregate represent more than 5%, but not more than 10%, of the total assets of the Portfolio, where the Portfolio considers the issuer of the security (and not the letter of credit or guarantee) the principal obligor of the obligation. Each Portfolio is also authorized to borrow for temporary purposes to meet redemptions, including entering into reverse repurchase transactions, in an amount up to 5% of its total assets for temporary purposes, but not for leverage, and to pledge its assets to the same extent in connection with these borrowings. At the time of an investment, a Portfolio's aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the Portfolio), time deposits having a remaining maturity of more than seven calendar days, and other illiquid securities (including floating and variable rate Municipal Obligations having a demand feature of more than seven calendar days), restricted securities and securities lacking readily available market quotations will not exceed 10% of the Portfolio's net assets. If changes in the liquidity of certain securities cause a Portfolio to exceed such 10% limit, that Portfolio will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the Portfolio. The Funds' and the Portfolios' limitations on investment in a single industry and on borrowing may not be changed without the approval of the shareholders of a Fund or the investors in a Portfolio, as the case may be. All other investment policies and limitations described in this prospectus may be changed by a vote of the Trustees of the Trust or Portfolio Trust, as applicable.



The SAI contains further information on the Funds' and the Portfolios' investment restrictions.



RISK FACTORS: MATCHING THE FUNDS TO YOUR INVESTMENT NEEDS



   Each Fund is designed for conservative investors looking for high current income approximating taxable or tax free, as the case may be, money market rates while remaining conveniently liquid with a stable share price. Each Portfolio adheres to the following practices which enable the corresponding Fund to attempt to maintain a $1.00 share price: limiting average maturity of the securities held by the Portfolio to 90 days or less; buying securities which mature, or are deemed to mature in 397 days or less; and buying only high quality securities with minimal credit risks. The Fund cannot guarantee a $1.00 share price, but these practices help to minimize any price fluctuations that might result from rising or declining interest rates. While each Portfolio invests in high quality money market securities, investors should be aware that an investment in a Fund is not without risk. All money market instruments, including U.S. Government Obligations, can change in value when interest rates or an issuer's creditworthiness changes.



SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE



Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its Assets in a corresponding Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in a Portfolio's securities is indirect. In addition to selling a beneficial interest to each Fund, each Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in that Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the respective Fund due to variations in sales commissions and other operating expenses. Therefore, investors in each of the Funds should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in each of the Portfolios. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in any of the Portfolios is available from Bankers Trust at 1-800-730-1313.



        The master-feeder fund structure is relatively complex, so shareholders should carefully consider this investment approach.



Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the same Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the respective Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing a Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.



Certain changes in a Portfolio's investment objectives, policies or restrictions may require the respective Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.



Each Fund may withdraw its investment from a corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.



Each Fund's investment objective is a fundamental policy and may not be changed without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or its corresponding Portfolio. See "Investment Objectives and Policies" herein and in the SAI for a description of the fundamental policies of each Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of that Portfolio.



For descriptions of the investment objectives, policies, and restrictions of the Portfolios, see "Investment Objectives and Policies" herein and in the SAI. For descriptions of the management and expenses of the Portfolios, see "Management of the Trust and Portfolios" herein and in the SAI.



NET ASSET VALUE



The NAV per share of each Fund is calculated on each day on which the Fund is open (each such day being a "Valuation Day"). The Funds are currently open on each day, Monday through Friday, except (a) January 1st, Martin Luther King, Jr.'s Birthday (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veteran's Day (November 11th), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.



The NAV per share of each Fund is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the New York Stock Exchange Inc. (the "NYSE"), which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (each a "Valuation Time"). The NAV per share of each Fund is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the corresponding Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. Each Fund's NAV per share will normally be $1.00.



The assets of each Portfolio are valued by using the amortized cost method of valuation. This method involves valuing each security held by a Portfolio at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by a Portfolio will not be reflected in the corresponding Fund's NAV. The Board of Trustees of each Portfolio will monitor the valuation of assets by this method and will make such changes as it deems necessary to assure that assets are valued fairly and in good faith by that Portfolio.



PURCHASE AND REDEMPTION OF SHARES



HOW TO BUY SHARES



The Trust accepts purchase orders for shares of the Funds at the NAV per share next determined after the order is received on each Valuation Day. See "Net Asset Value" herein. Shares of the Funds may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).



Purchase orders for shares of the Funds (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to a Valuation Time on any Valuation Day will be effective at that day's applicable Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Bankers Trust, as the Trust's custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. The Trust and Transfer Agent reserve the right to reject any purchase order.



Another mutual fund investing in a Portfolio may accept purchase orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to and executed by a Portfolio, may have an impact on the corresponding Fund's performance.



Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of Federal funds.



If orders are placed through an Investment Professional, it is the responsibility of the Investment Professional to transmit the order to buy shares to the Transfer Agent before the applicable Valuation Time.



The Transfer Agent must receive payment within one business day after an order for shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.



Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

MINIMUM INVESTMENTS



TO OPEN AN ACCOUNT               $2,500



For retirement accounts          $500



Through automatic investment plans  $1,000



TO ADD TO AN ACCOUNT             $250



For retirement accounts          $100



Through automatic investment plan   $100



MINIMUM BALANCE                  $1,000



For retirement accounts          None



IF YOU ARE NEW TO BT INVESTMENT FUNDS, complete and sign an account application and mail it along with your check to the address listed below. If there is no account application accompanying this Prospectus, call the BT Service Center at 1-800-730-1313.



    BT Service Center

    P.O. Box 419210

    Kansas City, MO  64141-6210



Overnight mailings:



    BT Service Center

    210 West 10th Street, 8th Floor

    Kansas City, MO  64105-1716



IF YOU ALREADY HAVE MONEY INVESTED IN A FUND IN THE BT FAMILY OF FUNDS, you can:



o   Mail an account application with a check,

o  Wire money into your account,

o  Open an account by exchanging from another fund in the BT Family of Funds, or

o  Contact your Service Agent or Investment Professional.



        If you are investing through a tax-sheltered retirement plan, such as an individual retirement account ("IRA"), for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.



ADDITIONAL INFORMATION ABOUT BUYING SHARES



                              TO OPEN AN ACCOUNT                  TO ADD TO AN ACCOUNT



BY WIRE                 Call the BT Service Center at       Call your Investment Professional or wire
                        1-800-730-1313 to receive           additional investment to:
                        wire instructions for account
                        establishment.



                                                      ROUTING NO.:  021001033

                                                      ATTN:  Bankers Trust/IFTC Deposit

                                                      DDA NO.: 00-226-296

                                                      FBO:     (Account name)

                                                      (Account number)

                                                      CREDIT:  Fund Number

                                                      Cash Management Fund - 471

                                                      Treasury Money Fund - 472

                                                      NY Tax Free Money Fund - 470

                                                      Tax Free Money Fund - 469







                    Specify the complete name of the Fund of

                  your choice, and include your account number

                                                      and your name.



BY PHONE                Contact your Service Agent,         Contact your Service Agent,

                        Investment Professional, or call          Investment Professional, or call

                        BT's Service Center at 1-800-730-1313. BT's Service
Center at 1-800-730-1313.

                        If you are an existing shareholder,       If you are an existing shareholder, you may

                        you may exchange from another BT    exchange from another BT account

                        account with the same registration,        with the same registration, including,

                        including, name, address, and taxpayer    name, address, and taxpayer ID number.

                        ID number.



BY MAIL                 Complete and sign the account appli-      Make your check payable to the complete

                        cation.  Make your check payable to name of the Fund of your choice. Indicate

                        the complete name of the Fund of    your Fund account number on your check

                        your choice.  Mail to the appropriate     and mail to the address printed on your

                        address indicated on the application.     account statement.



HOW TO SELL SHARES



You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Funds received by the Service Agent and transmitted to the Transfer Agent prior to 12:00 noon (Eastern time) on each Valuation Day will be redeemed at the NAV per share as of 12:00 noon (Eastern time) and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on that day; no dividend will be paid on the day of redemption. Redemption requests received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) on each Valuation Day and prior to the close of the NYSE will be redeemed at the NAV per share as of the close of the NYSE and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent the next day, but in any event within seven calendar days following receipt of the request. Shares redeemed in this manner will receive the dividend declared on the day of the redemption.



Another mutual fund investing in a Portfolio may accept redemption orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to, and executed by, a Portfolio may have an impact on the corresponding Fund's performance.



Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Shareholder Servicing Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.



Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to a change in market value. See "Minimum Investments" above for minimum balance amounts.

CHECKWRITING. Shareholders of the Funds may redeem shares by check. Checks may not be used to close an account. Shareholders will continue to earn dividends on shares to be redeemed until the check clears. Checks will be returned to shareholders at the end of the month. There is no charge for redemption of shares by check. Additional information regarding the checkwriting privilege may be obtained from a Service Agent.



TO SELL SHARES IN A RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-730-1313.



IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR NON-RETIREMENT ACCOUNT SHARES, leave at least $1,000 worth of shares in the account to keep it open.



TO SELL SHARES BY BANK WIRE you will need to sign up for these services in advance when completing your account application.



CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:



o     Your account registration has changed within the last 30 days,

o The check is being mailed to a different address than the one on your account (record address),

o     The check is being made payable to someone other than the account owner,

o The redemption proceeds are being transferred to a BT account with a different registration, or

o You wish to have redemption proceeds wired to a non-predesignated bank account.



A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.



You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.



ADDITIONAL INFORMATION ABOUT SELLING SHARES



BY WIRE - You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-730-1313. Minimum wire: $1,000. Your wire redemption request must be received by the Transfer Agent before 4:00 p.m. Eastern time for money to be wired on the next business day.



IN WRITING - Write a signed "letter of instruction" with your name, the Fund's name and Fund's number, your Fund account number, the dollar amount or number of shares to be redeemed, and mail to one of the following addresses:



   BT Service Center

   P.O. Box 419210

   Kansas City, MO  64141-6210



Overnight mailings:



   BT Service Center

   210 West 10th Street, 8th Floor

   Kansas City, MO  64105-1716



For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.



For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.



Unless otherwise instructed, the Transfer Agent will send a check to the account address of record. The Trust reserves the right to close investor accounts via 30 day notice in writing if the Fund account balance falls below the Fund minimums.

INVESTOR SERVICES



BT Investment Funds provide a variety of services to help you manage your account.



INFORMATION SERVICES



STATEMENTS AND REPORTS that your Investment Professional or the Transfer Agent may send to you include the following:



o Confirmation statements (after every transaction that affects your account balance, including distributions or your account registration)

o  Account statements (monthly)

o  Financial reports (every six months)



To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional or the BT Service Center at 1-800-730-1313 if you need additional copies of financial reports.



EXCHANGE PRIVILEGE



Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Funds reserve the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "How to Buy Shares" and "How to Sell Shares" herein. Before making an exchange, please note the following:



o Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

o Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

o Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will receive a written confirmation of each exchange transaction.



Note that exchanges out of a Fund may be limited to four per calendar year and that they may have tax consequences for you.



SYSTEMATIC PROGRAMS



TO MOVE MONEY FROM YOUR BANK ACCOUNT TO BT INVESTMENT FUNDS



MINIMUM     MINIMUM     FREQUENCY         SETTING UP OR CHANGING

INITIAL           SUBSEQUENT



$1,000      $100        Monthly, bimonthly,     For a new account, complete the
                                                appropriate section
                        quarterly or semi-      on the application.
                        annually



                   For existing accounts, call your Investment

                   Professional for an application.

                   To change the amount or frequency of your

                   investment, contact your Investment

                   Professional directly or call
                   1-800-730-1313.

                   Call at least 10 business days prior to your next

                   scheduled investment date.



SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account.



MINIMUM FREQUENCY             SETTING UP OR CHANGING



$100 Monthly, quarterly,
     semi-annually or  To establish, call your Investment Professional or call annually 1-800-730-1313 after your account is open. The accounts from which the withdrawals will be processed must have a minimum balance of $10,000.

TAX-SAVING RETIREMENT PLANS



   Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-savings or tax-deferred plans. Minimums may differ from those listed elsewhere in this Prospectus.



o IRAS: personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.



o ROLLOVER IRAS: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.



DIVIDENDS, DISTRIBUTIONS AND TAXES



Each Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the corresponding Fund and the other investors in that Portfolio at the time of such determination. Each Fund declares dividends from its net income daily and pays the dividends monthly. Each Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's pro rata share of the corresponding Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs the Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.



The Funds intend to qualify as regulated investment companies, as defined in the Code. Provided a Fund meets the requirements imposed by the Code, that Fund will not pay any federal income or excise taxes. Each Portfolio will also not be required to pay any federal income or excise taxes. Dividends paid by a Fund from its taxable net investment income and distributions by a Fund of its net realized short-term capital gains (whether from tax-exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of that Fund. Exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes although (i) a portion of these dividends will be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent they are derived from certain types of private activity bonds issued after August 7, 1986 and (ii) all exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum tax. In addition, corporate shareholders may incur a greater federal "environmental" tax liability through receipt of Fund dividends and distributions. Each Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.



Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of a Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from that Fund during that year. Furthermore, if appropriate, the statements from the Tax Free Money Fund will set forth the dollar amount of the shareholder's exempt-interest dividends which is excluded from federal income taxation, and the statements from the NY Tax Free Money Fund will set forth the dollar amount of the shareholder's exempt-interest dividends which is excluded from federal income and exempt from New York State and City personal income taxes. These statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. Shareholders should consult their tax advisers to assess the consequences of investing in a Fund under state and local laws and to determine whether dividends paid by a Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.



PERFORMANCE INFORMATION AND REPORTS



From time to time, the Trust may advertise "current yield," "effective yield" and/or "tax equivalent yield" for a Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax free yield. It is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. The Trust may include this information in sales material and advertisements for a Fund.



Yield is a function of the quality, composition and maturity of the securities held by the corresponding Portfolio and operating expenses of a Fund and the corresponding Portfolio. In particular, a Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of a Fund will tend to be somewhat lower than prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested by the corresponding Portfolio in instruments producing higher yields than the balance of that Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of a Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.



From time to time, advertisements or reports to shareholders may compare the yield of a Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Cash Management Fund might be compared with, for example, the IBC First Tier All Taxable Money Fund Average, that of the Treasury Money Fund might be compared with IBC U.S. Treasury and Repo All Taxable Money Fund Average, and that of Tax Free Money Fund and the NY Tax Free Money Fund might be compared with IBC State Specific All Tax Free Money Fund Average and IBC Stockbroker and General Purpose All Tax Free Money Fund Average, which are averages compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money market mutual funds. Similarly, the yield of a Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of a Fund might also be compared with the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Funds, including current yield quotations and performance information, by contacting any Service Agent.



Shareholders will receive financial reports semi-annually that include listings of investment securities held by a Fund's corresponding Portfolio at those dates. Annual reports are audited by independent accountants.



MANAGEMENT OF THE TRUST AND PORTFOLIOS



BOARD OF TRUSTEES



Affairs of the Trust and the Portfolios are managed under the supervision of their respective Board of Trustees. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trust and each Portfolio, neither the Trust nor any Portfolio require employees other than its executive officers. None of the executive officers of the Trust or any Portfolio devotes full time to the affairs of the Trust or Portfolios.



The Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees") of the Trust or of the Portfolios, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, up to and including creating separate boards of trustees, arising from the fact that several of the same individuals are trustees of the Trust and the Portfolios. For more information with respect to the Trustees of both the Trust and the Portfolios, see "Management of the Trust and Portfolios" in the SAI.

INVESTMENT ADVISER



The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing all the Assets of the Fund in the corresponding Portfolio. Each Portfolio has retained the services of Bankers Trust, as investment adviser.



   BANKERS TRUST COMPANY AND ITS AFFILIATES



Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, is a wholly-owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $100 billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers, with over $300 billion in assets under management globally. Of that total, approximately $69.3 billion are in cash assets alone. This makes Bankers Trust one of the nation's leading managers of cash funds.



Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolios.



Bankers Trust, subject to the supervision and direction of the Board of Trustees of each Portfolio, manages each Portfolio in accordance with that Portfolio's investment objectives and stated investment policies, makes investment decisions for each Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of each Portfolio and employs professional investment managers and securities analysts who provide research services to each Portfolio. All orders for investment transactions on behalf of any Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for a Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. Each Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. Each Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.



Under its Investment Advisory Agreement, Bankers Trust receives a fee from each Portfolio, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of each Portfolio. Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolios described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations.



ADMINISTRATOR



Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV per share of each Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.55% of the average daily net assets of each Fund.



Under an Administration and Services Agreement with each Portfolio, Bankers Trust calculates the value of the assets of that Portfolio and generally assists the Board of Trustees of that Portfolio in all aspects of the administration and operation of that Portfolio. Each Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of that Portfolio. Under each Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including affiliates of Edgewood, at Bankers Trust's expense. For more information, see the SAI.



DISTRIBUTOR



        Edgewood Services, Inc. is the principal distributor for shares of the Funds. In addition, Edgewood and its affiliates provide the Trust with office facilities and currently provide administration and distribution services for other registered investment companies. The principal business address of Edgewood and its affiliates is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897.



    SERVICE AGENT



All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, performing shareholder sub-accounting, answering client inquiries regarding the Trust, investing client cash account balances automatically in Fund shares and processing redemption transactions at the request of clients, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Service Agent, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies, arranging for bank wires and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge to them directly.



CUSTODIAN AND TRANSFER AGENT



Bankers Trust acts as Custodian of the Assets of the Trust and each Portfolio and serves as the Transfer Agent for the Trust and each Portfolio under the respective Administration and Services Agreement with the Trust and each Portfolio.



ORGANIZATION OF THE TRUST



The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. Each Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.



The Trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.



When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.



Each Portfolio, in which all the Assets of a corresponding Fund will be invested, is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that a Fund and other entities investing in that Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and that Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of a Fund's investing in the corresponding Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.



Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its Assets. Shareholders of all the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.



   As of April 1, 1998,, Private Bank Sweep, New York, New York, acting in various capacities for numberous accounts, owned 49.47% of Cash Management Fund, 77.57% of Tax Free Money Fund, and 75.00% of NY Tax Free Money Fund and, therefore, may, for certain purposes, be deemed to control such Funds and be able to affect the outcome of certain matters presented for a vote of the Funds' respective shareholders.



EXPENSES OF THE FUNDS AND PORTFOLIOS



Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by Bankers Trust or Edgewood, including administration and services fees, fees for necessary professional services, the costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. Bankers Trust has agreed to reimburse a Fund to the extent required by applicable state law for certain expenses that are described in the SAI. Each Portfolio bears its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by Bankers Trust or Edgewood, including investment advisory and administration and services fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

BT INVESTMENT FUNDS



CASH MANAGEMENT FUND

TREASURY MONEY FUND

NY TAX FREE MONEY FUND

TAX FREE MONEY FUND



INVESTMENT ADVISER OF THE PORTFOLIOS AND ADMINISTRATOR



   BANKERS TRUST COMPANY

130 Liberty Street

(One Bankers Trust Plaza)

New York, NY  10006



DISTRIBUTOR



EDGEWOOD SERVICES, INC.

5800 Corporate Drive

Pittsburgh, PA  15237-5829



CUSTODIAN AND TRANSFER AGENT



BANKERS TRUST COMPANY

130 Liberty Street

(One Bankers Trust Plaza)

New York, NY  10006



INDEPENDENT ACCOUNTANTS



COOPERS & LYBRAND L.L.P.

1100 Main Street, Suite 900

Kansas City, MO  64105



COUNSEL



WILLKIE FARR & GALLAGHER

153 East 53rd Street

New York, NY  10022



No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its SAIs or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.







Cusips      #055922108

      #055922405

      #055922207

      #055922306



COMBMON300 (4/98)














BT INVESTMENT FUNDS


CASH MANAGEMENT FUND
TREASURY MONEY FUND
TAX FREE MONEY FUND
NY TAX FREE MONEY FUND             APRIL 30, 1998

                       STATEMENT OF ADDITIONAL INFORMATION

      BT Investment Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information relates to the following investment portfolios (each a "Fund" and, collectively, the "Funds"), each of which seeks a high level of current income consistent with liquidity and the preservation of capital.

      CASH MANAGEMENT FUND - a diversified investment portfolio that seeks a high level of current income through investment in a Portfolio of high quality money market instruments.

      TREASURY MONEY FUND - a diversified investment portfolio that seeks a high level of current income through investment in a Portfolio of direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

      TAX FREE MONEY FUND - a diversified investment portfolio that seeks a high level of current income exempt from Federal income taxes through investment in a Portfolio primarily of obligations issued by states and their authorities, agencies, instrumentalities and political subdivisions.

      NY TAX FREE MONEY FUND - a nondiversified investment portfolio that seeks a high level of current income exempt from Federal, New York State and New York City income taxes through investment in a Portfolio primarily of obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions.

      As described in the Prospectus, the Trust seeks to achieve the investment objective of each Fund by investing all the investable assets ("Assets") of the Fund in a diversified (or nondiversified, in the case of the NY Tax Free Money
Fund) open-end management investment company having the same investment objective as such Fund. These investment companies are, respectively, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, and NY Tax Free Money Portfolio (collectively, the "Portfolios").

      Since the investment characteristics of each Fund will correspond directly to those of the respective Portfolio in which the Fund invests all of its Assets, the following is a discussion of the various investments of and techniques employed by the Portfolios.

      Shares of the Funds are sold by Edgewood Services, Inc. ("Edgewood"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolios' Adviser, and to clients and customers of other organizations.

      The Trust's Prospectus for the Funds, dated April 30, 1998, provides the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. You may request a copy of the Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trust's Prospectus.

             INVESTMENT ADVISER OF THE PORTFOLIOS AND ADMINISTRATOR
                              BANKERS TRUST COMPANY
                                   DISTRIBUTOR
                             EDGEWOOD SERVICES, INC.

   5800 CORPORATE DRIVE PITTSBURGH, PENNSYLVANIA  15237-5829
   1-(800)-730-1313

                                TABLE OF CONTENTS


Investment Objectives and Policies...............................1

Net Asset Value.................................................12

Purchase and Redemption Information.............................13

Management of the Trust and Portfolios..........................14

Organization of the Trust.......................................19

Taxes...........................................................20

Performance Information.........................................21

Financial Statements............................................22

Appendix:  Description of Ratings...............................23

51





                       INVESTMENT OBJECTIVES AND POLICIES

      The Trust's Prospectus discusses the investment objective of each Fund and the policies to be employed to achieve those objectives by its corresponding Portfolio. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

BANK OBLIGATIONS

      For purposes of the Portfolios' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If Bankers Trust, acting under the supervision of the Board of Trustees, deems the instruments to present minimal credit risk, each Portfolio other than Treasury Money Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks, which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, differing reserve requirements, reporting and recordkeeping requirements and accounting standards, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

COMMERCIAL PAPER

      Commercial paper obligations in which the Portfolios may invest are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria described in the Prospectus. Investments in foreign commercial paper generally involve risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

U.S. GOVERNMENT OBLIGATIONS

      The Portfolios may invest in direct obligations issued by the U.S. Treasury or, in the case of the Portfolios other than Treasury Money Portfolio, in obligations issued or guaranteed by the U.S. Treasury or by agencies or instrumentalities of the U.S. government ("U.S. Government Obligations"). Certain short-term U.S. Government Obligations, such as those issued by the Government National Mortgage Association ("GNMA"), are supported by the "full faith and credit" of the U.S. government; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association are solely the obligations of the issuing entity but are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

      Examples of the types of U.S. Government Obligations that the Portfolios may hold include, but are not limited to, in addition to those described above and direct U.S. Treasury obligations, the obligations of the Federal Housing Administration ("FHA"), Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Farm Credit Banks Funding Corp., Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration.

LENDING OF PORTFOLIO SECURITIES

      The Portfolios, other than Tax Free Money Portfolio and NY Tax Free Money Portfolio, have the authority to lend portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to
terminate the loan and recall and vote the securities.      REVERSE REPURCHASE
AGREEMENTS

      The Portfolios may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Portfolio.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

      To secure prices deemed advantageous at a particular time, the Cash Management Portfolio and Treasury Money Portfolio may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made at the same time as the reciprocal delivery or payment by the other party to the transaction. A Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Portfolio may include securities purchased on a "when, as, and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event.

      Securities purchased on a when-issued or delayed-delivery basis may expose a Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. A Portfolio does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a when-issued or delayed-delivery basis, a Portfolio will segregate with the Portfolio's custodian high grade liquid debt instruments in an amount at least equal to the when-issued or delayed-delivery commitment.

ASSET-BACKED SECURITIES

      The Cash Management Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying
assets."      PARTICIPATION INTERESTS

      Tax Free Money Portfolio and NY Tax Free Money Portfolio may purchase from financial institutions participation interests in Municipal Obligations. A participation interest gives the Portfolio an undivided interest in the Municipal Obligation in the proportion that the Portfolio's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may be variable rate or fixed rate with remaining maturities of one year or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Portfolio's Board of Trustees has determined meets the prescribed quality standards for the Portfolio, or the payment obligation otherwise will be collateralized by U.S. government securities or other securities deemed appropriate by the Portfolio's Board of Trustees, or, in the case of an unrated participation interest that is not backed or collateralized as described above, but that otherwise meets the Trustees' procedures and standards for creditworthiness and high quality, the underlying Municipal Obligation must be a permissible investment for the Portfolio. For certain participation interests, the Portfolio will have the right to demand payment, on seven days' notice, for all or any part of the Portfolio's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, each Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions or to maintain a high quality investment portfolio. In the event an issuer of a demand feature defaulted on its payment obligation, the Portfolio might be unable to dispose of the participation interest because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

      Neither Portfolio currently intends to invest more than 5% of its total assets in participation interests.

STANDBY COMMITMENTS

      Tax Free Money Portfolio and NY Tax Free Money Portfolio each may acquire standby commitments or "puts" solely to facilitate portfolio liquidity; neither Portfolio intends to exercise its rights thereunder for trading purposes. The maturity of a Municipal Obligation is not to be considered shortened by any standby commitment to which the obligation is subject. Thus, standby commitments do not affect the dollar-weighted average maturity of a Portfolio.

      When Municipal Obligations are subject to puts separate from the underlying securities, no value is assigned to the put. Because of the difficulty of evaluating the likelihood of exercise or the potential benefit of a put, the Board of Trustees has determined that puts shall have a fair market value of zero, regardless of whether any direct or indirect consideration was paid.
      Since the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, each Portfolio's policy is to enter into put transactions only with put writers who are approved by Bankers Trust. It is the Portfolios' general policy to enter into put transactions only with those put writers which are determined to present minimal credit risks. In connection with this determination, the Board of Trustees will review regularly Bankers Trust's list of approved put writers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit securing the puts written by them. Commercial banks normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. Other put writers will have outstanding debt rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's ("S&P"), or will be of comparable quality in Bankers Trust's opinion, or such put writers' obligations will be collateralized and of comparable quality in Bankers Trust's opinion. The Board of Trustees has directed Bankers Trust not to enter into put transactions with any put writer that, in the judgment of Bankers Trust using the above-described criteria, is or becomes a recognizable credit risk. Neither Portfolio is able to predict whether all or any portion of any loss sustained could subsequently be recovered from a put writer in the event that a put writer should default on its obligation to repurchase an underlying security.
      Neither Portfolio currently intends to invest more than 5% of its net assets in standby commitments.

MUNICIPAL OBLIGATIONS

     The two principal classifications of Municipal Obligations are "notes" and "bonds."

Municipal Notes. Municipal notes generally fund short-term capital needs and have maturities of one year or less. Tax Free Money Portfolio and NY Tax Free Money Portfolio may invest in municipal notes, which include:

      Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

      Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue sharing programs.

      Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide funds for the repayment of these notes.

      Miscellaneous, Temporary and Anticipatory Instruments. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements, such as receipt of anticipated Federal, state or other grants or aid, passage of increased legislative authority to issue longer-term instruments or obtaining other refinancing.
      Construction Loan Notes. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment of the GNMA to purchase the loan, accompanied by a commitment by the FHA to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. A Portfolio will only purchase construction loan notes that are subject to permanent GNMA or bank purchase commitments.

      Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as
short-term financing in anticipation of longer-term financing.     Municipal
Bonds. Municipal bonds generally fund longer-term capital needs than municipal notes and have maturities exceeding one year when issued. Tax Free Money Portfolio and NY Tax Free Money Portfolio may invest in municipal bonds, but only to the extent that their remaining maturities are determined not to exceed 397 days under rules promulgated under the Investment Company Act of 1940 (the "1940 Act"). Municipal bonds include:

      General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

      Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, certificates of deposit and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

      Private Activity Bonds. Private activity bonds, which are considered Municipal Obligations if the interest paid thereon is excluded from gross income for Federal income tax purposes and is not a specific tax preference item for Federal individual and corporate alternative minimum tax purposes, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities such as manufacturing facilities, certain hospital and university facilities and housing projects. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and generally the pledge, if any, of real and personal property so financed as security for payment.

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS


      The NY Tax Free Money Portfolio invests in obligations of New York (the "State") issuers which results in its performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the State's financial condition and a brief summary of the prevailing economic conditions. This information is based on official statements relating to securities that are believed to be reliable but should not be considered as a complete description of all relevant information.

      The State has achieved fiscal balance for the past several years after years of recording large deficits during the 1980's. Fiscal balance has been achieved as a result of growth in tax receipts and a focus on reducing governmental disbursements. Evidence of the State's improved financial condition is seen in the reduction of the 1996-1997 fiscal year end accumulated General Fund deficit (GAAP Basis) to $995 million compared to a recent high of $3.3 billion (recorded in fiscal year 1994-1995). On a cash basis, the State is projecting to close fiscal year 1997-1998 (current fiscal year) with a surplus of $465 million.

      The State's fiscal year 1997-1998 Financial Plan (current fiscal year) through December 1997 continued to be balanced with a projected cash surplus of $1.83 billion, $1.3 billion higher than estimated through the first two quarters of fiscal year 1997-1998 (the "Mid-Year Update"). The State will use a majority of the surplus to accelerate $1.18 billion in personal income tax refund payments by increasing the reserve for such payments. This acceleration decreases reported personal income receipts by $1.18 billion in fiscal year 1997-1998, while increasing available personal income receipts in fiscal year 1998-1999, as these refunds will no longer be a charge against current revenues in fiscal year 1998-1999. As a result, projections of available receipts in fiscal year 1997-1998 (current fiscal year) have been increased only $103 million over the Mid-Year Update.

      The State projects that disbursements will increase by $565 million over the Mid-Year Update as a result of prepaying General Fund expenditures for fiscal year 1998-1999. In the absence of this one-time payment of expenditures, General Fund disbursements would have remained nearly unchanged.

      The General Fund closing balance is projected to be $465 million at the end of fiscal year 1997-1998, a decline of almost 50% (over the Mid-Year Update), as a result of using the surplus generated from higher than anticipated receipts to prepay fiscal year 1998-1999 expenditures (discussed above).

      The Governor presented his 1998-1999 Executive Budget to the Legislature on January 20, 1998. The Executive Budget also contains financial projections for the State's 1999-2000 to 2000-2001 fiscal years, detailed estimates of receipts and a proposed Capital Program and Financing Plan for the 1999-2000 through 2002-2003 fiscal years. There can be no assurance that the Legislature will enact into law the Executive Budget, as proposed by the Governor, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth below.

      The fiscal year 1998-1999 Financial Plan is projected to be balanced on a cash basis in the General fund, with the use of only $62 million in non-recurring resources (less than 0.2% of General fund disbursements compared to $2.3 billion for the current fiscal year). Total General Fund receipts, including transfers from other funds, are projected to be $36.22 billion, a 2.9% increase over projected receipts in the current fiscal year. The increase in General Fund receipts is anticipated from an increase in personal income tax receipts and user taxes (primarily sales tax). Total General Fund disbursements, including transfers to other funds, are projected to be $36.18 billion or 2.9% over projected expenditures (including the prepayments discussed above), for the current fiscal year. The increase in spending primarily reflects increases in school aid and Medicare programs. The Executive Budget projects a closing General Fund balance of $500 million, slightly higher than projected for the current fiscal year.

      The State's economy continued to improve, as the rate of growth in non-agricultural employment increased to 1.4% through November 1997 compared to 0.7% growth in 1995. New York's rate of growth in employment was below the rate of growth of the United States, resulting in a stable unemployment rate of 6.3% since 1995. New York's growth in personal income also underperformed the United States expanding 4.7% and 5.4%, in 1996 and 1997 respectively, compared to 5.6% and 5.8% for the United States. New York's growth in personal income has been driven primarily by the exceptional performance of the financial markets.

      Moderate economic growth is projected to continue in 1998 and 1999 for employment, wages, and personal income, although growth will lessen gradually during the course of the next two years. Personal income is projected to increase 4.7% in 1998 and 4.4% in 1999 (compared to 5.1% a nd 4.3% growth in United States personal income, as projected by the State Division of the Budget). Overall employment growth is expected to continue at a modest rate, reflecting the slowing growth in the national economy, continued spending restraint in government and restructuring in health care, social service and banking sectors.

      The State's financial health is evidenced by its debt ratings. The State's improved financial condition is evidenced by the recent upgrade in the State's debt rating to A from A- by S&P. The State is rated A2 by Moody's.

      The Fund's concentration in municipal securities issued by the State and its political subdivisions provides a greater level of risk than a funds which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend upon the availability of tax and other revenues, economic, political, and demographic conditions within the State, and the underlying fiscal condition of the State, its counties, and its municipalities.

                                YEAR 2000 MATTERS
Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by Bankers Trust and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Bankers Trust is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Funds or on global markets or economies, generally.
                                 RATING SERVICES

      The ratings of Moody's and S&P represent their opinions as to the quality of the Municipal Obligations and other securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Portfolio to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether a Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.
      THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS AND NON-FUNDAMENTAL INVESTMENT OPERATING POLICIES HAVE BEEN ADOPTED BY THE TRUST, WITH RESPECT TO THE RESPECTIVE FUND, AND BY EACH RESPECTIVE PORTFOLIO BECAUSE OF REQUIREMENTS OF FEDERAL OR STATE SECURITIES LAWS OR REGULATIONS. UNLESS AN INVESTMENT INSTRUMENT OR TECHNIQUE IS DESCRIBED IN THE RESPECTIVE PROSPECTUS OR ELSEWHERE HEREIN, THE RESPECTIVE FUND AND THE CORRESPONDING PORTFOLIO MAY NOT INVEST IN THAT INVESTMENT INSTRUMENT OR ENGAGE IN THAT INVESTMENT TECHNIQUE.

                            INVESTMENT RESTRICTIONS

      The investment restrictions below have been adopted by the Trust with respect to each of the Funds and by the Portfolios as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities. Whenever a Fund is requested to vote on a change in the investment restrictions of a Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

ALL FUNDS AND PORTFOLIOS

      Under investment policies adopted by the Trust, on behalf of each Fund, and by the Portfolios, each Fund and each Portfolio may not:

   1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at the lower of cost or market.

   2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

   3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that (i) up to 25% of the assets of the Cash Management Fund, the Treasury Money Fund and the Tax Free Money Fund (and Cash Management Portfolio, Treasury Money Portfolio and Tax Free Money Portfolio), and all of the assets of the NY Tax Free Money Fund (and NY Tax Free Money Portfolio), may be invested without regard to this restriction, and (ii) this restriction shall not preclude the purchase by the Tax Free Money Fund (or Tax Free Money Portfolio) of issues guaranteed by the U.S. government, its agencies or instrumentalities or backed by letters of credit or guarantees of one or more commercial banks or other financial institutions, even though any one such commercial bank or financial institution provides a letter of credit or guarantee with respect to securities which in the aggregate represent more than 5%, but not more than 10%, of the total assets of the Fund or the Portfolio, as the case may be; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

   4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that (i) this limitation shall not apply to the purchase of U.S. Government Obligations, (ii) under normal market conditions more than 25% of the total assets of the Cash Management Fund (or Cash Management Portfolio) will be invested in obligations of foreign and U.S. Banks, and
      (iii) with respect to the Tax Free Money Fund and the NY Tax Free Money Fund (or Tax Free Money Portfolio or NY Tax Free Money Portfolio), this limitation shall not apply to the purchase of Municipal Obligations or letters of credit or guarantees of banks that support Municipal Obligations; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's Assets in an open-end management investment company with the same investment objectives as such Fund.

   5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

   6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, except that the Tax Free Money Fund and the NY Tax Free Money Fund (and Tax Free Money Portfolio and NY Tax Free Money Portfolio) each may bid, separately or as part of a group, for the purchase of Municipal Obligations directly from an issuer for its own portfolio in order to take advantage of any lower purchase price available. To the extent these securities are illiquid, they will be subject to the Fund's or the Portfolio's 10% limitation on investments in illiquid securities; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's Assets in an open-end management investment company with the same investment objectives as such Fund.

   7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

   8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the Cash Management Fund, the Treasury Money Fund (or Cash Management Portfolio and Treasury Money Portfolio), the lending of portfolio securities.

   9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

  10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's Assets in an open-end management investment company with the same investment objectives as such Fund.

  11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's Assets in an open-end management investment company with the same investment objectives as such Fund.

  12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

  13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its investment adviser owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

  14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

  15. As to the Tax Free Money Fund and the NY Tax Free Money Fund (or Tax Free Money Portfolio and NY Tax Free Money Portfolio), neither the Fund (nor the Portfolio as the case may be) will invest less than 80% of its net assets in Municipal Obligations under normal market conditions; provided, however, that nothing in this restriction shall prevent the Trust from investing all or part of a Fund's Assets in an open-end management investment company with the same investment objectives as such Fund.

      Additional Restrictions. In order to comply with certain statutes and policies each Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

  (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

 (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

 (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

  (v) invest for the purpose of exercising control or management;

 (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio
      (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Portfolio will not invest in another open-end registered investment company);

(vii) invest more than 15% of the Portfolio's (Fund's) total net (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Portfolio's (Fund's) Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (Fund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

(viii)no more than 5% of the Portfolio's (Fund's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

 (ix) invest more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Portfolio's (Fund's) Board of Trustees);

  (x) with respect to 75% of the Portfolio's (Fund's) total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (Fund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

 (xi) if the Portfolio (Fund) is a "diversified" fund with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer;

(xii) purchase or retain in the Portfolio's (Fund's) portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio (Trust), or is an officer or partner of the Adviser, if after the purchase of the securities of such issuer for the Portfolio (Fund) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

(xiii)invest more than 5% of the Portfolio's (Fund's) net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Portfolio (Fund) as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Portfolio's (Fund's) net assets may be invested in warrants not listed on the American Stock Exchange or the New York Stock Exchange, Inc. ("NYSE");

(xiv) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling);

      Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

      For purposes of diversification under the 1940 Act, identification of the "issuer" of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, the subdivision will be regarded as the sole issuer. Similarly, if a private activity bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee or letter of credit will be considered a separate security issued by the government or entity and would be separately valued.

PORTFOLIO TURNOVER

      Each of the Portfolios may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Portfolios, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolios' turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

PORTFOLIO TRANSACTIONS

      Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Bankers Trust, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Bankers Trust and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Bankers Trust are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Bankers Trust to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

      Purchases and sales of securities on behalf of the Portfolios usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

      Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolios except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission (the "SEC"). Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

      In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Bankers Trust seeks the best overall terms available. In assessing the best overall terms available for any transaction, Bankers Trust will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Bankers Trust is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which Bankers Trust or its affiliates exercise investment discretion. Bankers Trust's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

                                 NET ASSET VALUE

      The Prospectus discusses the time at which the net asset values of the Funds are determined for purposes of sales and redemptions. The net asset value of a Fund's investment in a Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of the other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities. The following is a description of the procedures used by the Portfolios in valuing their assets.

      The valuation of each Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

      The Portfolios' use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. Each Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

      Pursuant to the rule, the Board of Trustees of each Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of each Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

      The rule also provides that the extent of any deviation between the value of each Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the respective Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

      Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                       PURCHASE AND REDEMPTION INFORMATION

      The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.
      Edgewood is the principal Distributor for shares of the Funds. In addition to Edgewood's duties as Distributor, Edgewood and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Funds.

                     MANAGEMENT OF THE TRUST AND PORTFOLIOS

      Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.
      The Trustees and officers of the Trust and the Portfolios, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each officer is 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-5829.
                              TRUSTEES OF THE TRUST

      S. LELAND DILL (birthdate: March 28, 1930) -- Trustee; Retired; Director, Coutts Group, Coutts (U.S.A.) International; Coutts Trust Holdings Ltd; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

     KELVIN J. LANCASTER (birthdate: December 10, 1924)-- Trustee; Professor, Department of Economics, Columbia University. His address is 35 Claremont Avenue, New York, New York 10027.

      PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

                           TRUSTEES OF THE PORTFOLIOS

      CHARLES P. BIGGAR (birthdate: October 13, 1930) -- Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

      S. LELAND DILL (birthdate: March 28, 1930) -- Trustee; Retired; Director, Coutts Group; and Coutts (U.S.A.) International; Coutts Trust Holdings Ltd; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

      PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

                    OFFICERS OF THE TRUST AND THE PORTFOLIOS

      Unless otherwise specified, each officer listed below holds the same position with the Trust and each Portfolio.

      RONALD M. PETNUCH (birthdate: February 27, 1960) -- President and Treasurer; Senior Vice President, Federated Services Company ("FSC"); formerly, Director of Proprietary Client Services, Federated Administrative Services ("FAS"), and Associate Corporate Counsel, Federated Investors ("FI").

     CHARLES L. DAVIS, JR. (birthdate: March 23, 1960) -- Vice President and Assistant Treasurer; Vice President, FAS.

     JAY S. NEUMAN (birthdate: April 22, 1950) -- Secretary; Corporate Counsel, FI.

     Messrs. Petnuch, Davis, and Neuman also hold similar positions for other investment companies for which Edgewood or an affiliate serves as the principal underwriter.

      No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust or the Portfolios. No director, officer or employee of Edgewood or any of its affiliates will receive any compensation from the Trust or any Portfolio for serving as an officer or Trustee of the Trust or the Portfolios.
                           TRUSTEE COMPENSATION TABLE

                       AGGREGATE         AGGREGATE          TOTAL COMPENSATION
NAME OF PERSON,        COMPENSATION      COMPENSATION       FROM FUND COMPLEX**
POSITION               FROM TRUST*+      FROM PORTFOLIOS+   PAID TO TRUSTEES***


Kelvin Lancaster,
Trustee of Trust        $13,125          N/A                 $27,500

Philip Saunders, Jr.,
Trustee of Trust and
Portfolios              $13,125          $13,750             $27,500

Charles Biggar,
Trustee of Portfolios   N/A              $13,750             $27,500

S. Leland Dill,
Trustee of Trust
and Portfolios          $13,125          $13,750             $27,500

* The aggregate compensation is provided for the BT Investment Funds which is comprised of 16 funds.

+ Information is provided for the Trust's most recent fiscal year ended December 31, 1997.

** Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Short Intermediate U.S. Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio.

*** The compensation is provided for the calendar year ended December 31, 1997.

      Bankers Trust reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.

     As of April 1, 1998, the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or of the Trust (all series taken together).

      As of April 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Cash Management Fund: Private Bank Sweep, New York, New York, owned approximately 69,528,122 shares (49.528%); and Circuit City Credit Card Master Trust, New York, New York, owned approximately 29,106,725 shares (20.709%).

      As of April 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Treasury Money Fund: Private Bank Sweep, New York, New York, owned approximately 45,279,809 shares (14.43%); Bankers Trust Company, New York, New York, owned approximately 25,645,099 shares (8.17%); American Savings, Stockton, California, owned approximately 19,462,171 shares (6.20%); and Nevada Power Company, Las Vegas, Nevada, owned approximately 17,093,625 shares (5.44%).

      As of April 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Tax Free Money Fund: Private Bank Sweep, New York, New York, owned approximately 115,972,258 shares (77.57%); and Burling Associates, New York, New York, owned approximately 10,156,567 shares (6.79%).

      As of April 1, 1998, the following shareholder of record owned 5% or more of the outstanding shares of NY Tax Free Money Fund: Private Bank Sweep, New York, New York, owned approximately 65,027,720 shares (75.00%).

                               INVESTMENT ADVISER

      Under the terms of an investment advisory agreement between each Portfolio and Bankers Trust (the "Advisory Agreement"), Bankers Trust manages each Portfolio subject to the supervision and direction of the Board of Trustees. Bankers Trust will: (i) act in strict conformity with each Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisors Act of 1940, as the same may from time to time be amended; (ii) manage each Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies as stated in the relevant Prospectus and herein; (iii) make investment decisions for each Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of each Portfolio.

      Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Trust and each Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, Edgewood or any of their affiliates; SEC fees and state Blue Sky qualification fees; administrative and services fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing Prospectus and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

      For the fiscal years ended December 31, 1997, 1996, and 1995, Bankers Trust earned $6,544,181, $4,935,288, and $3,847,729, respectively, as compensation for investment advisory services provided to Cash Management Portfolio. During the same periods, Bankers Trust reimbursed $940,530, $761,230, and $578,251, respectively, to Cash Management Portfolio to cover expenses.

      For the fiscal years ended December 31, 1997, 1996, and 1995, Bankers Trust earned $3,067,422, $2,787,544, and $1,764,890, respectively, as compensation for investment advisory services provided to Treasury Money Portfolio. During the same periods, Bankers Trust reimbursed $60,612, $60,530, and $69,965, respectively, to Treasury Money Portfolio to cover expenses.

      For the fiscal years ended December 31, 1997, 1996, and 1995, Bankers Trust earned $205,614, $187,326, and $180,724, respectively, as compensation for investment advisory services provided to Tax Free Money Portfolio. During the same periods, Bankers Trust reimbursed $30,823, $43,832, and $31,541, respectively, to Tax Free Money Portfolio to cover expenses.

      For the fiscal years ended December 31, 1997, 1996, and 1995, Bankers Trust earned $141,157, $129,423, and $125,340, respectively, as compensation for investment advisory services provided to NY Tax Free Money Portfolio. During the same periods, Bankers Trust reimbursed $29,305, $41,003, and $29,751, respectively, to NY Tax Free Money Portfolio to cover expenses.
      Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolios, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolios that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolios, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

                                  ADMINISTRATOR

      Under the Administration and Services Agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the respective Board of Trustees of the Trust and each Portfolio reasonably deems necessary for the proper administration of the Trust and each Portfolio. Bankers Trust will generally assist in all aspects of the Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolios), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and each Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

      Pursuant to a sub-administration agreement (the "Sub-Administration Agreement") FSC performs such sub-administration duties for the Trust and each Portfolio as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

      Bankers Trust has agreed that if in any fiscal year the aggregate expenses of any Fund and its respective Portfolio (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this SAI, the most restrictive annual expense limitation applicable to any Fund is 2.5% of the Fund's first $30 million of average annual net assets, 2.0% of the next $70 million of average annual net assets and 1.5% of the remaining average annual net assets.

      For the fiscal years ended December 31, 1997, 1996, and 1995, Bankers Trust earned compensation of $717,130, $762,676, and $944,849, respectively, for administrative and other services provided to the Cash Management Fund and reimbursed $12,060, $19,705, and $4,831, respectively, to the Cash Management Fund to cover expenses.

     For the fiscal years ended December 31, 1997, 1996, and 1995, Bankers Trust earned compensation of $2,181,394, $1,645,096, and $1,282,576, respectively, for administrative and other services provided to the Cash Management Portfolio.

      For the fiscal years ended December 31, 1997, 1996, and 1995, Bankers Trust earned compensation of $2,204,379, $3,152,044, and $3,438,574, respectively, for administrative and other services provided to the Treasury Money Fund and reimbursed $51,565, $56,587, and $56,179, respectively, to the Treasury Money Fund to cover expenses.

     For the fiscal years ended December 31, 1997, 1996, and 1995, Bankers Trust earned compensation of $1,022,474, $929,181, and $588,297, respectively, for administrative and other services provided to the Treasury Money Portfolio.

      For the fiscal years ended December 31, 1997, 1996, and 1995, Bankers Trust earned $752,445, $685,637, and $661,345, respectively, for administrative and other services provided to the Tax Free Money Fund and reimbursed $37,359, $46,825, and $47,614, respectively, to the Tax Free Money Fund to cover expenses.

     For the fiscal years ended December 31, 1997, 1996, and 1995, Bankers Trust earned $68,538, $62,442, and $60,241, respectively, for administrative and other services provided to Tax Free Money Portfolio.

      For the fiscal years ended December 31, 1997, 1996, and 1995, Bankers Trust earned compensation of $516,579, $473,735, and $458,735, respectively, for administrative and other services provided to the NY Tax Free Money Fund and reimbursed $29,632, $34,578, and $29,518, respectively, to the NY Tax Free Money Fund to cover expenses.

     For the fiscal years ended December 31, 1997, 1996, and 1995, Bankers Trust earned $47,052, $43,141, and $41,780, respectively, for administrative and other services provided to the NY Tax Free Money Portfolio.

                          CUSTODIAN AND TRANSFER AGENT

      Bankers Trust, 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, serves as custodian and transfer agent for the Trust and as custodian for each Portfolio pursuant to the Administration and Services Agreements discussed above. As custodian, Bankers Trust holds the Funds' and each Portfolio's assets. For such services, Bankers Trust receives monthly fees from each Fund and Portfolio, which are included in the administrative services fees discussed above. As transfer agent for the Trust, Bankers Trust maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust is also reimbursed by the Funds for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.
                                   USE OF NAME

      The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

      The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           BANKING REGULATORY MATTERS

      Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolios contemplated by the Advisory Agreements and other activities for the Trust and the Portfolios described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust or the Portfolios. If the circumstances described above should change, the Trust's Board of Trustees would review the Trust's relationship with Bankers Trust and consider taking all actions necessary in the circumstances.
                       COUNSEL AND INDEPENDENT ACCOUNTANTS

      Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and from time to time provides certain legal services to Bankers Trust. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 has been selected as Independent Accountants for the Trust.

                            ORGANIZATION OF THE TRUST

      Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. Upon liquidation of a Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

      Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

      Whenever the Trust is requested to vote on a matter pertaining to a Portfolio, the Trust will vote its shares without a meeting of shareholders of the respective Fund if the proposal is one, if which made with respect to a Fund, would not require the vote of shareholders of that Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the respective Funds and, at the meeting of investors in a Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

      The Trust was organized under the name BT Tax-Free Investment Trust and assumed its current name of BT Investment Funds on May 16, 1988.

                                      TAXES

      The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

      As described above and in the Prospectus: (i) the Cash Management Fund and the Treasury Money Fund are designed to provide investors with current income;
(ii) the Tax Free Money Fund is designed to provide investors with current income excluded from gross income for Federal income tax purposes and (iii) the NY Tax Free Money Fund is designed to provide investors with current income excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes. The Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Tax Free Money Fund or the NY Tax Free Money Fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

      Each Fund intends to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that each Fund is a regulated investment company, each Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trust expects the Funds to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders.

      While each Fund does not expect to realize net long-term capital gains, any such gains realized will be distributed annually as described in the Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year.

      If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to (i) any taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

      Because the Tax Free Money Fund and the NY Tax Free Money Fund will distribute exempt-interest dividends, all or a portion of any interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds will not be deductible for Federal income and New York State and New York City personal income tax purposes. In addition, the Code may require a shareholder of these Funds, if he receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise nontaxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by one of these Funds which represents income from private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Prospectus for these Funds, (i) some or all of a Fund's dividends and distributions may be specific preference items, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes and (ii) the receipt of a Fund's dividends and distributions may affect a corporate shareholder's Federal "environmental" tax liability. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporate shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisers as to whether they are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code and (ii) subject to a Federal alternative minimum tax, the Federal "environmental" tax, the Federal "branch profits" tax or the Federal "excess net passive income" tax.

      Each Tax Free Money Fund shareholder will receive after the close of the calendar year an annual statement as to the Federal income tax status of his dividends and distributions from the Fund for the prior calendar year. Each NY Tax Free Money Fund shareholder will receive after the close of the calendar year an annual statement as to the Federal income and New York State and City personal income tax status of his dividends and distribution from the Fund for the prior calendar year. These statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. Each shareholder will also receive, if appropriate, various written notices after the close of the Funds' prior taxable year as to the Federal income status of his dividends and distributions which were received from the Funds during the Funds' prior taxable year. Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from Federal income taxation or exempt from New York State and City personal income taxation, and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Funds earn taxable net investment income, each of the Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

                             PERFORMANCE INFORMATION

      From time to time a Fund may quote its performance in terms of "current yield," "effective yield" or "tax equivalent yield" in reports or other communications to shareholders or in advertising material.

      The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value. The tax equivalent yields of the Tax Free Money Fund and the NY Tax Free Money Fund are computed by dividing the portion of a Fund's yield which is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax exempt.

      The yields are then calculated as follows:

      Base Period Return      =     Net Change in Account Value
                              Beginning Account Value

      Current Yield     =     Base Period Return x 365/7

      Effective Yield   =     [(1 + Base Period Return)365/7] - 1

      Tax Equivalent Yield    =     Current Yield
                              (1 - Tax Rate)

      The following table sets forth various measures of the performance for each of the Funds for the seven days ended December 31, 1997.

                                             Cash
                     Tax Free    NY Tax Free Management  Treasury
                     Money Fund  Money Fund  Fund           Money Fund

Current Yield        3.22%       3.20%       5.06%       4.93%
Effective Yield      3.27%       3.25%       5.19%       5.05%
Tax Equivalent Yield 5.41%       6.14%         N/A         N/A

 *    Assumes a maximum Federal rate of 31%.
** Assumes a maximum combined Federal, New York State and New York City tax rate of 39%

                              FINANCIAL STATEMENTS

      The financial statements for the Funds and the Portfolios for the fiscal year ended December 31, 1997, are incorporated herein by reference to the Funds' Annual Report dated December 31, 1997. A copy of the Funds' Annual Report may be obtained without charge by contacting the respective Fund.

                                    APPENDIX
                             DESCRIPTION OF RATINGS


DESCRIPTION OF S&P CORPORATE BOND RATINGS:

     AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

      S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

      Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the
lower end of its generic rating category.     DESCRIPTION OF FITCH IBCA, INC.
("FITCH") CORPORATE BOND RATINGS:

      AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

      AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien f in many cases directly following an AAA security f or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

     AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

      AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

      AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

      General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements.
Quality of management appears superior.

      Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

      AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

      S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.


DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS:

      Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

      Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH COMMERCIAL PAPER RATINGS:

     F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

      Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

      Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

DESCRIPTION OF THOMPSON BANK WATCH SHORT-TERM RATINGS:

      T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

      T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

      T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMPSON BANKWATCH LONG-TERM RATINGS:

      AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

      AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

      A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

      BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE
(ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

      BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

      B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

      CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

      CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

      D--Default

      These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

     RATINGS IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

             INVESTMENT ADVISER OF THE PORTFOLIOS AND ADMINISTRATOR
                              BANKERS TRUST COMPANY

                                   DISTRIBUTOR
                             EDGEWOOD SERVICES, INC.

                          CUSTODIAN AND TRANSFER AGENT
                              BANKERS TRUST COMPANY

                             INDEPENDENT ACCOUNTANTS
                            COOPERS & LYBRAND L.L.P.

                                     COUNSEL
                            WILLKIE FARR & GALLAGHER


                              --------------------

      No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
                              --------------------














Cusip #055922108
Cusip #055922405
Cusip #055922306
Cusip #055922207
BT0275F  (4/98)








PART C        OTHER INFORMATION

ITEM 24.      Financial Statements and Exhibits:

      (a)     Financial Statements:
              Incorporated by reference to the Registrant's Annual Reports dated December 31, 1997 (File Nos. 33-07404 and 811-4760).

      (b)     Exhibits:

      (1) (i) Conformed Copy of Declaration of Trust of the Trust; (9) (ii) Supplement to Declaration of Trust; (9) (iii) Second Supplement to Declaration of Trust; (9)
      (2)     Copy of By-Laws of the Trust; (9)
      (3)     Not applicable.
      (4) Copy of Specimen stock certificates for shares of beneficial interest of the Trust; (1)
      (5)     Not applicable.
      (6) Conformed Copy of Distributor's Contract; (10) (i) Schedule A of Exhibit A to the Distributor's Contract; + (ii)Schedule A of Exhibit B to the Distributor's Contract; +
      (7)     Not applicable.
      (8) Conformed Copy of Custodian Agreement between the Registrant and Bankers Trust Company; (12)
              (i) Conformed Copy of Amendment #2 to Exhibit A of the Custodian
                  Agreement; (14)
      (9)     (i) Administration and Services Agreement; (6)
              (ii) Schedule of Fees under Administration and Services Agreement; (7)
              (iii) Exhibit D to the Administration and Services Agreement; (12)
      (10)    Not applicable.
      (11) Conformed copy of Consent of Independent Public Accountants; + (12) Not applicable.
      (13)    Not applicable.
      (14)    Not applicable.
      (15)    Conformed Copy of Plan of Distribution; (10)
      (16)    Copy of Schedules for Computation of Performance Quotations; (2)
      (17)    Copy of Financial Data Schedules; +
-----------------------------------
+ All exhibits have been filed electronically.

1. Incorporated by reference to the Registrant's registration statement on Form N-1A ("Registration Statement") as filed with the Securities and Exchange Commission ("Commission") on October 24, 1986.

2. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement as filed with the Commission on February 13, 1992.

6. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement as filed with the Commission on April 30, 1993.

7. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the Commission on November 8, 1993.

9. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement as filed with the Commission on July 31, 1995.

10. Incorporated by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement as filed with the Commission on January 30, 1997.

12. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the Commission on July 1, 1997.

14. Incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.

      (18)    Not applicable.
      (19)    Conformed Copy of Power of Attorney; (13)

ITEM 25. Persons Controlled by or Under Common Control with Registrant:

         Not applicable.

ITEM 26.   Number of Holders of Securities:

Title of Class                      Number of Record Holders
                                    as of April 17, 1998

Tax Free Money Fund                       145
NY Tax Free Money Fund                    118
Cash Management Fund                      240
Treasury Money Fund                       642
Intermediate Tax Free Fund                78
Small Cap Fund                            626
Pacific Basin Equity Fund                 195
BT Investment Lifecycle Short Range Fund  53
BT Investment Lifecycle Mid Range Fund    41
BT Investment Lifecycle Long Range Fund   42
Latin American Equity Fund                328
International Equity Fund                 10,208
Global High Yield Securities Fund         162
Capital Appreciation Fund                 285
Global Emerging Markets Equity Fund       0
International Small Company Equity Fund   0

ITEM 27.   Indemnification; (11)

ITEM 28.   Business and Other Connections of Investment Adviser:

           Bankers Trust serves as investment adviser to each Fund's Portfolio. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market. To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Bankers Trust New York Corporation. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature. These persons may be contacted c/o Bankers Trust Company, 130 Liberty Street, New York, New York 10006.








11. Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.

13. Incorporated by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement as filed with the Commission on September 10, 1997.

           George B. Beitzel, International Business Machines Corporation, Old Orchard Road, Armonk, NY 10504. Director, Bankers Trust Company; Retired senior vice president and Director, International Business machines Corporation; Director, Computer Task Group; Director, Phillips Petroleum Company; Director, Caliber Systems, Inc. (formerly, Roadway Services Inc.); Director, Rohm and Haas Company; Director, TIG Holdings; Chairman emeritus of Amherst College; and Chairman of the Colonial Willimsburg Foundation.

           Richard H. Daniel, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Vice chairman and chief financial officer, Bankers Trust Company and Bankers Trust New York Corporation; Beneficial owner, general partner, Daniel Brothers, Daniel Lingo & Assoc., Daniel Pelt & Assoc.; Beneficial owner, Rhea C. Daniel Trust.

           Philip A. Griffiths, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Institute for Advanced Study; Director, Bankers Trust Company; Chairman, Committee on Science, Engineering and Public Policy of the National Academies of Sciences and Engineering & the Institute of Medicine; and Chairman and member, Nominations Committee and Committee on Science and Engineering Indicators, National Science Board; Trustee, North Carolina School of Science and Mathematics and the Woodward Academy.

          William R. Howell, J.C. Penney Company, Inc., P.O. Box 10001, Plano, TX 75301-0001. Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust Company; Director, Exxon Corporation; Director, Halliburton Company; Director, Warner-Lambert Corporation; Director, The Williams Companies, Inc.; and Director, National Retail Federation.

           Vernon E. Jordan, Jr., Akin, Gump, Strauss, Hauer & Feld, LLP, 1333 New Hampshire Ave., N.W., Washington, DC 20036. Senior Partner, Akin, Gump, Strauss, Hauer & Feld, LLP; Director, Bankers Trust Company; Director, American Express Company; Director, Dow-Jones, Inc.; Director, J.C. Penney Company, Inc.; Director, Revlon Group Incorporated; Director, Ryder System, Inc.; Director, Sara Lee Corporation; Director, Union Carbide Corporation; Director, Xerox Corporation; Trustee, Brookings Institution; Trustee, The Ford Foundation; and Trustee, Howard University.

           David Marshall, 130 Liberty Street, New York, New York 10006. Chief Information Officer and Executive Vice President, Bankers Trust New York Corporation; Senior Managing Director, Bankers Trust Company.

           Hamish Maxwell, Philip Morris Companies Inc., 120 Park Avenue, New York, NY 10006. Retired Chairman and Chief Executive Officer, Philip Morris Companies Inc.; Director, Bankers Trust Company; Director, The News Corporation Limited; Director, Sola International Inc.; and Chairman, WWP Group pic.

           Frank N. Newman, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board, Chief Executive Officer and President, Bankers Trust New York Corporation and Bankers Trust Company; Director, Bankers Trust Company; Director, Dow-Jones, Inc.; and Director, Carnegie Hall.

          N.J. Nicholas Jr., 745 Fifth Avenue, New York, NY 10020. Director, Bankers Trust Company; Director, Boston Scientific Corporation; and Director, Xerox Corporation.

           Russell E. Palmer, The Palmer Group, 3600 Market Street, Suite 530, Philadelphia, PA 19104. Chairman and Chief Executive Officer of The Palmer Group; Director, Bankers Trust Company; Director, Allied-Signal Inc.; Director, Federal Home Loan Mortgage Corporation; Director, GTE Corporation; Director, The May Department Stores Company; Director, Safeguard Scientifics, Inc.; and Trustee, University of Pennsylvania.

           Donald L. Staheli, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board and Chief Executive Officer, Continental Grain Company; Director, Bankers Trust Company; Director, ContiFinancial Corporation; Director, Prudential Life Insurance Company of America; Director, Fresenius Medical Care, A.g.; Director, America-China Society; Director, National Committee on United States-China Relations; Director, New York City Partnership; Chairman, U.S.-China Business Council; Chairman, Council on Foreign Relations; Chairman, National Advisor Council of Brigham Young University's Marriott School of Management; Vice Chairman, The Points of Light Foundation; and Trustee, American Graduate School of International Management.

           Patricia Carry Stewart, c/o Office of the Secretary, 130 Liberty Street, New York, NY 10006. Director, Bankers Trust Company; Director, CVS Corporation; Director, Community Foundation for Palm Beach and Martin Counties; Trustee Emerita, Cornell University.

           George J. Vojta, Bankers Trust Company, 130 Liberty Street, New York, NY 10006. Vice Chairman, Bankers Trust New York Corporation and Bankers Trust Company; Director, bankers Trust Company; Director; Alicorp S.A.; Director; Northwest Airlines; Director, Private Export Funding Corp.; Director, New York State Banking Board; Director, St. Lukes-Roosevelt Hospital Center; Partner, New York City Partnership; and Chairman, Wharton Financial Services Center.

           Paul A. Volcker, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Bankers Trust Company; Director, American Stock Exchange; Director, Nestle S.A.; Director, Prudential Insurance Company; Director, UAL Corporation; Chairman, Group of 30; North American Chairman, Trilateral Commission; Co-Chairman, Bretton Woods Committee; Co-Chairman, U.S./Hong Kong Economic Cooperation Committee; Director, American Council on Germany; Director, Aspen Institute; Director, Council on Foreign Relations; Director, The Japan Society; and Trustee, The American Assembly.

           Melvin A. Yellin, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Senior Managing Director and General Counsel of Bankers Trust New York Corporation and Bankers Trust Company; Director, 1136 Tenants Corporation; and Director, ABA Securities Association.

ITEM 29.   Principal Underwriters

           a) Edgewood Service, Inc., the principal underwriter for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: BT Pyramid Mutual Funds, BT Advisor Funds, BT Institutional Funds, Excelsior Institutional Trust (formerly, UST Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Excelsior Institutional Trust, FTI Funds, FundManager Portfolios, Marketvest Funds, Marketvest Funds, inc. and Old Westbury Funds, Inc.

           b)

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices    Positions and Offices
Business Address                   With Distributor           With Registrant

Lawrence Caracciolo             Director, President,              --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry                Director,                         --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue          Director,                         --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ronald M. Petnuch               Vice President,        President and Treasurer
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt               Vice President,                   --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane                Assistant Vice President,         --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott Cohan                Secretary,              Assistant Secretary
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward                  Assistant Secretary,              --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.          Treasurer,                        --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

(c) Not Applicable.

ITEM 30. Location of Accounts and Records:

BT INVESTMENT FUNDS:          130 Liberty Street
(Registrant)                  New York, NY 10006

BANKERS TRUST COMPANY:        130 Liberty Street
(Investment Adviser,          New York, NY 10006
Administrator, and
Custodian)

INVESTORS FIDUCIARY           127 West 10th Street,
TRUST COMPANY:                Kansas City, MO 64105
(Transfer Agent and Dividend
Disbursing Agent)

EDGEWOOD SERVICES, INC.:      5800 Corporate Drive
(Distributor)                 Pittsburgh, PA 15237-5829

ITEM 31.    Management Services:

            Not applicable.

ITEM 32.    Undertakings:

            Registrant hereby undertakes to file a post-effective amendment, using financial statements on behalf of Global High Yield Securities Fund which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 47.

            Registrant hereby undertakes to file a post-effective amendment, using financial statements on behalf of International Small Company Equity Fund which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 45.

            The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report, with respect to the respective series of the Trust, to shareholders upon request and without charge.

            The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BT INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 30th day of April, 1998.

                               BT INVESTMENT FUNDS

                              By:  /s/ Jay S. Neuman
                              Jay S. Neuman, Secretary
                              April 30, 1998

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                          TITLE                   DATE

By:   /s/ Jay S. Neuman       Attorney in Fact        April 30, 1998
      Jay S. Neuman           For the Persons
      SECRETARY               Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                              Principal Financial and
                              Accounting Officer)

/s/ S. LELAND DILL*           Trustee
S. Leland Dill

/s/ KELVIN J. LANCASTER*      Trustee
Kelvin J. Lancaster

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.



*By Power of Attorney

                                   SIGNATURES

      CASH MANAGEMENT PORTFOLIO has duly caused this Post Effective Amendment No. 49 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 30th day of April, 1998.

                            CASH MANAGEMENT PORTFOLIO

                              By:   /s/ Jay S. Neuman
                                    Jay S. Neuman, Secretary
                                    April 30, 1998

     This Post Effective Amendment No. 49 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to CASH MANAGEMENT PORTFOLIO.

NAME                          TITLE                   DATE

By:   /s/ Jay S. Neuman       Attorney in Fact        April 30, 1998
      Jay S. Neuman           For the Persons
      SECRETARY               Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                              Principal Financial and
                              Accounting Officer)

/s/ S. LELAND DILL*           Trustee
S. Leland Dill

/s/ KELVIN J. LANCASTER*      Trustee
Kelvin J. Lancaster

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.



*By Power of Attorney

                                   SIGNATURES

      TREASURY MONEY PORTFOLIO has duly caused this Post Effective Amendment No. 49 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 30th day of April, 1998.

                            TREASURY MONEY PORTFOLIO

                              By:   /s/ Jay S. Neuman
                                    Jay S. Neuman, Secretary
                                    April 30, 1998

     This Post Effective Amendment No. 49 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to TREASURY MONEY PORTFOLIO.

NAME                          TITLE                   DATE

By:   /s/ Jay S. Neuman       Attorney in Fact        April 30, 1998
      Jay S. Neuman           For the Persons
      SECRETARY               Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                              Principal Financial and
                              Accounting Officer)

/s/ S. LELAND DILL*           Trustee
S. Leland Dill

/s/ KELVIN J. LANCASTER*      Trustee
Kelvin J. Lancaster

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.



*By Power of Attorney

                                   SIGNATURES

      NY TAX FREE MONEY PORTFOLIO has duly caused this Post Effective Amendment No. 49 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 30th day of April, 1998.

                           NY TAX FREE MONEY PORTFOLIO

                              By:   /s/ Jay S. Neuman
                                    Jay S. Neuman, Secretary
                                    April 30, 1998

      This Post Effective Amendment No. 49 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to NY TAX FREE MONEY PORTFOLIO.

NAME                          TITLE                   DATE

By:   /s/ Jay S. Neuman       Attorney in Fact        April 30, 1998
      Jay S. Neuman           For the Persons
      SECRETARY               Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                              Principal Financial and
                              Accounting Officer)

/s/ S. LELAND DILL*           Trustee
S. Leland Dill

/s/ KELVIN J. LANCASTER*      Trustee
Kelvin J. Lancaster

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.



*By Power of Attorney

                                   SIGNATURES

      TAX FREE MONEY PORTFOLIO has duly caused this Post Effective Amendment No. 49 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 30th day of April, 1998.

                            TAX FREE MONEY PORTFOLIO

                              By:   /s/ Jay S. Neuman
                                    Jay S. Neuman, Secretary
                                    April 30, 1998

      This Post Effective Amendment No. 49 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to TAX FREE MONEY PORTFOLIO.

NAME                          TITLE                   DATE

By:   /s/ Jay S. Neuman       Attorney in Fact        April 30, 1998
      Jay S. Neuman           For the Persons
      SECRETARY               Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                              Principal Financial and
                              Accounting Officer)

/s/ S. LELAND DILL*           Trustee
S. Leland Dill

/s/ KELVIN J. LANCASTER*      Trustee
Kelvin J. Lancaster

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.



*By Power of Attorney